UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08035

AFBA 5Star Funds
(Exact name of registrant as specified in charter)

909 N. Washington Street
Alexandria, VA			22314
(Address of principal executive offices)			(Zip code)

Robert E. Morrison, Jr. 909 N. Washington Street Alexandria, VA 22314
(Name and address of agent for service)

Registrant’s telephone number, including area code:		703-706-5972

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2009

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT - SEPTEMBER 30, 2009

This report has been prepared for the general information of AFBA 5Star Funds (the "Trust") shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Class I shares are offered primarily for institutional investors as well as to members, persons eligible to be members and employees of Armed Forces Benefit Association, the parent company of the Trust, and its affiliated entities. Shares of the Trust are distributed by PFPC Distributors, Inc., King of Prussia, Pennsylvania.

MESSAGE

TO OUR SHAREHOLDERS

Dear Fellow Shareholder:

Thank you for your continued interest in the AFBA 5Star Family of Mutual Funds. I am pleased to present the Semi-Annual Report for the Funds for the period ended September 30, 2009.

Since the creation of the AFBA 5Star Funds in 1997, our number one priority has been to provide our shareholders with access to the financial markets by way of a robust offering of high quality mutual funds. In that effort, AFBA 5Star Investment Management Company and its experienced team of portfolio managers has placed great emphasis on the management of risk. Each one of the 5Star Funds is managed within a strict investment process and discipline inclusive of specific activities designed to identify and manage risk. It is our intent to provide attractive risk adjusted performance and to produce attractive returns versus other similar mutual funds.

It is our belief that the economy has begun to show signs of improvement. While we are not yet out of the woods, there is evidence that the worst might be behind us and that we might look toward more significant economic recovery into the middle and later portion of 2010. Since the middle of March 2009, corporate earnings have provided favorable momentum to the equity markets. We are also beginning to see a slight pick-up in merger and acquisition activities which tends to positively impact the smaller capitalization component of the market. Financial stocks have also rebounded having navigated the most difficult environment in many years. Many larger financial institutions have been able to repay taxpayer provided capital infusions and the soundness of the financial system appears to be significantly improved since earlier this year. Continued and rising unemployment continues to be a major area of concern. As we look at the past few months, it is very clear that the partial economic recovery has not increased employment as had been desired.

As we stated in our last letter, we understand and can appreciate that investors are experiencing various levels of concern with the volatility of the financial markets over the past eighteen months. That being said, we continue to seek to provide value to our shareholders by way focusing on risk management. While we are unable to predict the future, history has shown that investors with a long-term commitment often fair better than those with a shorter-term perspective. For that reason, we encourage our shareholders to stay the course.

I would invite you to learn more about your Funds by contacting your financial advisor, visiting our Web site at www.afbafunds.com, or by calling us at 1-888-664-3428.

All of us at AFBA 5Star Funds are pleased that you have placed your confidence in us by investing in the Funds. You have our commitment to manage the Funds in step with your best interests and provide investors with high quality products.

Robert E. Morrison, Jr.
President and Chief Investment Officer

PORTFOLIO

MANAGEMENT REVIEW

Investment Results — Annual Total Return as of 9/30/09 (unaudited)

AFBA 5Star Funds	Inception Date	One Year Ended 9/30/09	Three Years Ended 9/30/09*	Five Years Ended 9/30/09*	Ten Years Ended 9/30/09*	Since Inception*	Life of Fund Cumulative*	Gross Fees from 7/31/09 Prospectus
Mid Cap Value
Class I	5/1/02	-2.19%	-2.07%	3.88%	N/A	4.96%	43.19%	2.42%
Advisor Class	5/1/02	-2.38%	-2.26%	3.66%	N/A	4.73%	40.86%	2.65%
Class C	5/1/02	-4.17%	-3.03%	2.87%	N/A	3.93%	33.07%	3.39%
Small Cap
Class I	10/15/01	-1.73%	-6.30%	0.07%	N/A	4.89%	46.17%	2.42%
Advisor Class	10/15/01	-2.00%	-6.55%	-0.19%	N/A	4.61%	43.18%	2.60%
Class C	10/15/01	-3.63%	-7.24%	-0.93%	N/A	3.85%	35.08%	3.36%
Large Cap Growth
Class I	6/3/97	-15.07%	-6.30%	-0.74%	1.16%	2.66%	38.28%	1.95%
Advisor Class	9/24/01	-15.26%	-6.50%	-0.98%	N/A	1.90%	16.29%	2.18%
Class C	9/24/01	-16.74%	-7.23%	-1.74%	N/A	1.14%	9.47%	2.93%
Balanced
Class I	6/3/97	-2.71%	0.89%	4.76%	5.98%	5.54%	94.39%	1.58%
Advisor Class	9/24/01	-3.00%	0.61%	4.51%	N/A	6.86%	70.16%	1.84%
Class C	9/24/01	-4.67%	-0.12%	3.72%	N/A	6.00%	59.48%	2.59%
Total Return Bond
Class I	6/3/97	13.71%	6.11%	5.40%	7.10%	5.92%	103.27%	1.89%
Advisor Class	9/24/01	13.37%	5.85%	5.16%	N/A	6.79%	69.32%	2.14%
Class C	9/24/01	11.62%	5.05%	4.34%	N/A	5.99%	59.46%	2.89%
Science & Technology
Class I	10/12/01	1.48%	-1.57%	3.94%	N/A	4.29%	39.78%	2.96%
Advisor Class	10/12/01	1.25%	-1.81%	3.71%	N/A	4.05%	37.23%	3.23%
Class C	10/12/01	-0.53%	-2.57%	2.92%	N/A	3.27%	29.24%	3.94%

*  Three year, five year, ten year and since inception returns are annualized for periods greater than one year; cumulative return is not annualized.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Returns current to the most recent month-end are available at www.afbafunds.com. Performance reflects fee waivers in effect. In the absence of fee waivers, performance would have been lower. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All indexes are unmanaged and not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Performance information is restated to reflect the current maximum deferred sales charge (in the case of Class C Shares), and assumes the reinvestment of dividends and distributions. The maximum contingent deferred sales charge for Class C Shares across all of the Funds is 1.00%.

Class B Shares, across all Funds, closed on July 31, 2009.

AFBA 5STAR FUNDS

SUMMARY OF PORTFOLIO HOLDINGS (unaudited)
  AS OF 09/30/09

MID CAP VALUE FUND

Sectors[1]
Common Stocks
Capital Goods	8.48%
Consumer Discretionary	7.05%
Consumer Durables & Apparel	2.54%
Consumer Staples	4.79%
Education	1.20%
Energy	12.93%
Financials	5.26%
Health Care	7.58%
Information Technology	16.15%
Industrials	12.35%
Insurance	8.56%
Materials	4.49%
Real Estate Investment Trust	2.62%
Retail	3.40%
Money Market Account	2.60%
TOTAL	100.00%

SMALL CAP FUND

Sectors[1]
Common Stocks
Basic Materials	6.20%
Capital Goods	3.69%
Commercial/Industrial Services	3.30%
Consumer Discretionary	6.74%
Consumer Staples	6.89%
Electronic Technology	4.43%
Energy	3.32%
Financials	11.89%
Health Care	15.25%
Industrials	4.98%
Information Technology	12.73%
Materials	2.56%
Other	3.41%
Retail Trade	4.39%
Services	1.67%
Transportation	1.74%
Exchange Traded Funds	1.98%
REIT's	2.73%
Money Market Account	2.10%
TOTAL	100.00%

LARGE CAP GROWTH FUND

Sectors[1]
Common Stocks
Banking	0.94%
Capital Goods	5.03%
Consumer Durables & Apparel	1.10%
Consumer Services	0.96%
Diversified Financials	5.67%
Energy	6.95%
Food, Beverages & Tobacco	2.36%
Health Care Equipment & Services	2.92%
Household & Personal Products	1.98%
Insurance	1.57%
Materials	3.90%
Media	1.59%
Pharmaceuticals, Biotechnology & Life Sciences	5.36%
Retailing	8.17%
Semiconductors & Semiconductor Equipment	8.25%
Software & Services	12.24%
Technology Hardware & Equipment	22.75%
Transportation	6.10%
Money Market Account	2.16%
TOTAL	100.00%

1As a percentage to total holdings as of September 30, 2009. Holdings are subject to change.

AFBA 5STAR FUNDS

SUMMARY OF PORTFOLIO HOLDINGS (unaudited)
  AS OF 09/30/09 (continued)

BALANCED FUND

Sectors[1]
Common Stocks
Consumer Staples	11.45%
Energy	3.88%
Financials	2.12%
Health Care	8.94%
Information Technology	7.10%
Insurance	2.74%
Materials	6.46%
Retail	2.41%
Telecommunications	1.35%
Transportation	5.29%
Utilities	3.38%
REIT's	1.24%
Preferred Stocks
Financials	0.02%
Insurance	1.26%
Corporate Bonds
Aerospace/Defense	0.29%
Chemicals	0.41%
Consumer Discretionary	2.31%
Consumer Staples	0.80%
Energy	0.82%
Financials	9.49%
Health Care	2.39%
Information Technology	1.11%
Insurance	2.71%
Manufacturing	0.22%
Materials	0.46%
REIT's	0.41%
Retail	0.64%
Telecommunication Services	2.40%
Transportation	0.41%
Agency Obligations	6.33%
U.S. Treasury Obligations	6.18%
Convertible Corporate Bonds
Consumer Discretionary	2.16%
Asset-Backed Securities	1.57%
Money Market Account	1.25%
TOTAL	100.00%

TOTAL RETURN BOND FUND

Sectors[1]
Agency Obligations	15.93%
Corporate Bonds
Consumer Discretionary	23.90%
Consumer Staples	2.11%
Financials	18.16%
Health Care	4.21%
Industrials	5.85%
Retail	1.62%
Telecommunication Services	5.29%
U.S. Treasury Obligations	14.65%
Asset-Backed Securities	4.03%
Convertible Corporate Bonds
Consumer Discretionary	1.76%
Convertible Preferred Stock
Financials	1.14%
Preferred Stock
Financial Services	0.06%
Money Market Account	1.29%
TOTAL	100.00%

SCIENCE & TECHNOLOGY FUND

Sectors[1]
Common Stocks
Health Care	16.72%
Industrials	0.27%
Information Technology	80.99%
Materials	1.14%
Money Market Account	0.88%
TOTAL	100.00%

1As a percentage to total holdings as of September 30, 2009. Holdings are subject to change.

AFBA 5STAR FUNDS

EXPENSE TABLES (unaudited)
  AS OF 09/30/09

Expense Tables

As a Shareholder of the Funds within the Trust you incur two types of costs: (1) transaction cost, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/09-9/30/09).

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the cost shown for your share class, in the row entitled "Expenses Paid During Period" to estimate the expenses paid on your account during this period.

The information under "Hypothetical Performance" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing cost only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

Disclosure of Fund Expenses  For the Period April 1, 2009 to September 30, 2009

AFBA 5Star Mid Cap Value Fund
	Actual Performance			Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Class	C Shares	I Shares	Advisor Class	C Shares
Beginning account Value 4/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/09	$1,454.10	$1,453.20	$1,449.10	$1,018.40	$1,017.13	$1,013.32
Expenses Paid During Period	$8.12	$9.66	$14.24	$6.70	$7.97	$11.78

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.32%, 1.57% and 2.32% for Class I, Advisor Class and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5Star Small Cap Fund
	Actual Performance			Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Class	C Shares	I Shares	Advisor Class	C Shares
Beginning account Value 4/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/09	$1,389.70	$1,388.00	$1,381.10	$1,018.40	$1,017.13	$1,013.32
Expenses Paid During Period	$7.91	$9.40	$13.85	$6.70	$7.97	$11.78

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.32%, 1.57% and 2.32% for Class I, Advisor Class and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5Star Large Cap Growth Fund
	Actual Performance			Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Class	C Shares	I Shares	Advisor Class	C Shares
Beginning account Value 4/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/09	$1,246.70	$1,245.40	$1,241.40	$1,018.62	$1,017.35	$1,013.56
Expenses Paid During Period	$7.19	$8.59	$12.78	$6.48	$7.75	$11.54

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53% and 2.28% for Class I, Advisor Class and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR FUNDS

EXPENSE TABLES (unaudited)
  AS OF 09/30/09 (continued)

AFBA 5Star Balanced Fund
	Actual Performance			Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Class	C Shares	I Shares	Advisor Class	C Shares
Beginning account Value 4/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/09	$1,220.20	$1,217.90	$1,214.10	$1,020.07	$1,018.80	$1,015.00
Expenses Paid During Period	$5.51	$6.89	$11.05	$5.03	$6.30	$10.10

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 0.99%, 1.24% and 1.99% for Class I, Advisor Class and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5Star Total Return Bond Fund
	Actual Performance			Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Class	C Shares	I Shares	Advisor Class	C Shares
Beginning account Value 4/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/09	$1,095.70	$1,094.20	$1,091.00	$1,019.67	$1,018.40	$1,014.59
Expenses Paid During Period	$5.62	$6.93	$10.85	$5.43	$6.70	$10.51

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.32% and 2.07% for Class I, Advisor Class and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5Star Science & Technology Fund
	Actual Performance			Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Class	C Shares	I Shares	Advisor Class	C Shares
Beginning account Value 4/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/09	$1,344.50	$1,343.20	$1,336.70	$1,017.08	$1,015.81	$1,012.00
Expenses Paid During Period	$9.29	$10.75	$15.11	$8.02	$9.29	$13.10

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.58%, 1.83% and 2.58% for Class I, Advisor Class and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Because the expense caps for the AFBA 5Star Mid Cap Value, the AFBA 5Star Small Cap, the AFBA 5Star Total Return Bond and the AFBA 5Star Science & Technology Funds were changed during the six months ended September 30, 2009, the following tables reflect the expenses that would have been incurred assuming the new expense caps were in effect for the entire period.

AFBA 5Star Mid Cap Value Fund

	Actual Performance			Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Class	C Shares	I Shares	Advisor Class	C Shares
Beginning account Value 4/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/09	$1,454.10	$1,453.20	$1,449.10	$1,018.04	$1,016.77	$1,012.97
Expenses Paid During Period	$8.55	$10.09	$14.67	$7.06	$8.33	$12.13

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.39%, 1.64% and 2.39% for Class I, Advisor Class and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5Star Small Cap Fund

	Actual Performance			Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Class	C Shares	I Shares	Advisor Class	C Shares
Beginning account Value 4/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/09	$1,389.70	$1,388.00	$1,381.10	$1,018.04	$1,016.77	$1,012.97
Expenses Paid During Period	$8.33	$9.82	$14.27	$7.06	$8.33	$12.13

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.39%, 1.64% and 2.39% for Class I, Advisor Class and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5Star Total Return Bond Fund

	Actual Performance			Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Class	C Shares	I Shares	Advisor Class	C Shares
Beginning account Value 4/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/09	$1,095.70	$1,094.20	$1,091.00	$1,019.77	$1,018.50	$1,014.69
Expenses Paid During Period	$5.52	$6.82	$10.75	$5.33	$6.60	$10.41

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.30% and 2.05% for Class I, Advisor Class and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5Star Science & Technology Fund

	Actual Performance			Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Class	C Shares	I Shares	Advisor Class	C Shares
Beginning account Value 4/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/09	$1,344.50	$1,343.20	$1,336.70	$1,016.22	$1,014.95	$1,011.14
Expenses Paid During Period	$10.29	$11.75	$16.11	$8.88	$10.15	$13.96

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.75%, 2.00% and 2.75% for Class I, Advisor Class and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR

MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

SHARES	COMPANY	VALUE
COMMON STOCKS — 97.57%
CAPITAL GOODS — 8.50%
1,750	Alliant Techsystems, Inc.*	$136,238
1,750	CF Industries Holdings, Inc.	150,903
10,725	Constellation Brands, Inc. Class A*	162,484
6,300	Crane Co.	162,603
8,875	Mattel, Inc.	163,832
10,775	Spirit AeroSystems Holdings, Inc.*	194,596
8,240	Tutor Perini Corp.*	175,512
		1,146,168
CONSUMER DISCRETIONARY — 7.06%
15,500	CBS Corp. Class B	186,775
5,075	Garmin Ltd.	191,531
6,500	International Speedway Corp. Class A	179,205
6,875	Pitney Bowes, Inc.	170,844
13,975	Textainer Group Holdings Ltd.	223,740
		952,095
CONSUMER DURABLES & APPAREL — 2.54%
7,575	Hanesbrands, Inc.*	162,105
11,650	Regis Corp.	180,575
		342,680
CONSUMER STAPLES — 4.80%
16,925	Del Monte Foods Co.	195,992
2,650	Ralcorp Holdings, Inc.*	154,945
6,375	Ruddick Corp.	169,702
3,375	Sanderson Farms, Inc.	127,035
		647,674
EDUCATION — 1.21%
1,475	ITT Educational Services, Inc.*	162,855
ENERGY — 12.95%
6,700	Ameren Corp.	169,376
7,600	Arch Coal, Inc.	168,188
5,975	Atwood Oceanics, Inc.*	210,738
8,000	Forest Oil Corp.*	156,560
5,575	Idacorp, Inc.	160,504
4,350	Integrys Energy Group, Inc.	156,121
3,925	Newfield Exploration Co.*	167,048
13,025	NV Energy, Inc.	150,960
5,400	ONEOK, Inc.	197,748
9,300	Superior Energy Services, Inc.*	209,436
		1,746,679
FINANCIALS — 5.27%
5,800	Ameriprise Financial, Inc.	210,714
3,700	Bank of Hawaii Corp.	153,698
3,900	BOK Financial Corp.	180,648
7,100	Raymond James Financial, Inc.	165,288
		710,348

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
HEALTH CARE — 7.59%
11,700	Healthspring, Inc.*	$143,325
12,200	IMS Health, Inc.	187,270
4,700	Inverness Medical Innovations, Inc.*	182,031
6,650	Lifepoint Hospitals, Inc.*	179,949
8,715	Net 1 UEPS Technologies, Inc.*	182,666
18,900	PDL BioPharma, Inc.	148,932
		1,024,173
INFORMATION TECHNOLOGY — 16.17%
2,775	Alliance Data Systems Corp.*	169,497
6,800	Amdocs Ltd.*	182,784
4,300	Anixter International, Inc.*	172,473
16,300	Arris Group, Inc.*	212,063
5,900	CommScope, Inc.*	176,587
4,200	General Cable Corp. *	164,430
16,175	Jabil Circuit, Inc.	216,907
7,200	Jack Henry & Associates, Inc.	168,984
6,200	Synaptics, Inc.*	156,240
8,200	Synopsys, Inc.*	183,844
8,125	VeriSign, Inc.*	192,481
18,300	Windstream Corp.	185,379
		2,181,669
INDUSTRIALS — 12.38%
2,900	Fluor Corp.	147,465
5,700	Genesee & Wyoming, Inc. Class A*	172,824
3,850	Joy Global, Inc.	188,419
7,025	McDermott International, Inc.*	177,522
1,875	Mettler-Toledo International, Inc.*	169,856
10,400	Microsemi Corp.*	164,216
4,100	Reliance Steel & Aluminum Co.	174,496
3,000	Teleflex, Inc.	144,930
6,300	The Brink's Co.	169,533
3,400	Tidewater, Inc.	160,106
		1,669,367
INSURANCE — 8.57%
3,750	Allied World Assurance Company Holdings Ltd.	179,738
2,300	Arch Capital Group Ltd.*	155,342
4,535	Argo Group International Holdings Ltd.*	152,739
4,800	Endurance Specialty Holdings	175,056
3,950	Hanover Insurance Group, Inc.	163,253
3,975	Hubbell, Inc. Class B	166,950
4,550	Platinum Underwriters Holdings Ltd.	163,072
		1,156,150
MATERIALS — 4.50%
11,000	Coeur d'Alene Mines Corp.*	225,500
2,600	Lubrizol Corp.	185,796
5,300	Owens-Illinois, Inc.*	195,570
		606,866

AFBA 5STAR

MID CAP VALUE FUND (continued)

SCHEDULE OF INVESTMENTS

September 30, 2009

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
REAL ESTATE INVESTMENT TRUST — 2.62%
9,300	Hospitality Properties Trust	$189,441
20,675	MFA Financial, Inc.	164,573
		354,014
RETAIL — 3.41%
6,545	Big Lots, Inc.*	163,756
8,700	Brinker International, Inc.	136,851
9,075	Burger King Holdings, Inc.	159,629
		460,236
TOTAL COMMON STOCKS		13,160,974
(COST $12,668,974)
MONEY MARKET ACCOUNT — 2.61%
351,768	PNC Bank Money Market (a)	351,768
TOTAL MONEY MARKET ACCOUNT		351,768
(COST $351,768)
TOTAL INVESTMENTS — 100.18%		13,512,742
(COST $13,020,742)#
Liabilities in excess of other assets — (0.18%)		(23,746)
TOTAL NET ASSETS — 100.00%		$13,488,996

  *  Non-income producing security.

  (a)  The interest rate on September 30, 2009 was 0.05%.

  #  Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $1,962,178 and gross depreciation of $1,549,969 for federal income tax purposes. At September 30, 2009, the aggregate cost of securities for federal income tax purposes was $13,100,533.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Equity Securities	$13,160,974	$—	$—
Short-term Investments	351,768	—	—
Total — Investments in Securities	$13,512,742	$—	$—
Other Financial Instruments*	—	—	—
Total	$13,512,742	$—	$—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Accompanying Notes to Financial Statements.

AFBA 5STAR

SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

SHARES	COMPANY	VALUE
COMMON STOCKS — 93.82%
BASIC MATERIALS — 6.25%
Chemicals — 0.82%
5,700	Acuity Brands, Inc.	$183,597
Industrial Conglomerates — 0.66%
10,300	Tredegar Corp.	149,350
Industrial Materials — 1.32%
7,600	General Cable Corp.*	297,540
Specialty Chemicals — 3.45%
11,920	Albemarle Corp.	412,432
3,926	NewMarket Corp.	365,275
		777,707
		1,408,194
CAPITAL GOODS — 3.71%
Automotive Retail — 1.66%
17,940	CarMax, Inc.*	374,946
Hypermarkets & Supercenters — 1.50%
18,036	Pricesmart, Inc.	338,175
Restaurants — 0.55%
3,600	Cracker Barrel Old Country Store, Inc.	123,840
		836,961
COMMERCIAL/INDUSTRIAL SERVICES — 3.32%
Building — Residential — 0.52%
5,600	The Ryland Group, Inc.	117,992
Office Furniture — 1.93%
41,711	Knoll, Inc.	435,046
Specialty — 0.87%
5,500	Steiner Leisure Ltd.*	196,680
		749,718
CONSUMER DISCRETIONARY — 6.79%
Commercial Services & Supplies — 2.45%
5,840	CRA International, Inc.*	159,374
9,411	Universal Corp.	393,568
		552,942
Leisure Equipment & Products — 2.10%
12,255	Hasbro, Inc.	340,076
4,800	Penn National Gaming, Inc.*	132,768
		472,844
Specialty Retail — 2.24%
9,496	InVentiv Health, Inc.*	158,868
26,690	Sturm, Ruger & Co., Inc.*	345,369
		504,237
		1,530,023

AFBA 5STAR

SMALL CAP FUND (continued)

SCHEDULE OF INVESTMENTS

September 30, 2009

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
CONSUMER STAPLES — 6.93%
Household Products — 1.61%
5,484	Energizer Holdings, Inc.*	$363,809
Packaged Foods & Meats — 2.35%
12,838	Lance, Inc.	331,477
3,400	Ralcorp Holdings, Inc.*	198,798
		530,275
Personal Care — 1.12%
9,100	Alberto-Culver Co.	251,888
Specialized Consumer Services — 1.85%
59,566	Service Corp. International	417,558
		1,563,530
ELECTRONIC TECHNOLOGY — 4.46%
Internet Services — 0.87%
9,900	Akamai Technologies, Inc.*	194,832
Semiconductors — 3.59%
7,000	Cymer, Inc.*	272,020
31,545	IXYS Corp.*	268,448
17,100	Microsemi Corp.*	270,009
		810,477
		1,005,309
ENERGY — 3.34%
Energy — Oil Field Services — 1.57%
7,470	Kinder Morgan Management LLC*	353,704
Oil & Gas Drilling — 1.77%
11,347	Atwood Oceanics, Inc.*	400,209
		753,913
FINANCIALS — 11.98%
Capital Markets — 2.77%
10,100	Federated Investors, Inc. Class B	266,337
12,600	Waddell & Reed Financial, Inc. Class A	358,470
		624,807
Commercial Banks — 0.88%
30,294	Boston Private Financial Holdings, Inc.	197,214
Diversified Financial Services — 3.78%
7,984	Eaton Vance Corp.	223,472
9,500	Jack Henry & Associates, Inc.	222,965
8,825	Janus Capital Group, Inc.	125,138
14,300	SEI Investments Co.	281,424
		852,999
Property & Casualty Insurance — 3.12%
399	Alleghany Corp.*	103,361
3,256	Investors Title Co.	106,634
169	Markel Corp.*	55,740
533	Wesco Financial Corp.	173,491
863	White Mountain Insurance Group, Ltd.	264,950
		704,176

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
FINANCIALS — 11.98% (continued)
Reinsurance — 1.43%
19,700	Montpelier Re Holdings, Ltd.	$321,504
		2,700,700
HEALTH CARE — 15.36%
Biotechnology — 0.76%
3,700	Life Technologies Corp.*	172,235
Health Care Distributors — 1.36%
6,788	Owens & Minor, Inc.	307,157
Health Care Equipment & Supplies — 1.62%
10,585	Bio-Reference Labs, Inc.*	364,124
Health Care Facilities — 2.01%
77,182	Tenet Healthcare Corp.*	453,830
Health Care Providers & Services — 3.75%
2,700	Amedisys, Inc.*	117,801
6,125	AMERIGROUP Corp.*	135,791
14,234	AmSurg Corp.*	302,188
4,900	Catalyst Health Solutions, Inc.*	142,835
7,732	Centene Corp.*	146,444
		845,059
Health Care Technology — 1.95%
28,570	IMS Health, Inc.	438,549
Home Health Care Services — 1.71%
15,400	Gentiva Health Services, Inc.*	385,154
Laboratory Analytical Instruments — 1.32%
7,000	Illumina, Inc.*	297,500
Medical Equipment & Supplies — 0.88%
5,430	ICU Medical, Inc.*	200,150
		3,463,758
INDUSTRIALS — 5.02%
Engineering & Construction — 0.96%
3,700	Energy Conversion Devices, Inc.*	42,846
5,400	The Shaw Group, Inc.*	173,286
		216,132
Industrial Conglomerates — 0.81%
3,600	Roper Industries, Inc.	183,528
Miscellaneous — 2.56%
12,180	Brink's Home Security Holdings, Inc.*	375,022
7,488	The Brink's Co.	201,502
		576,524
Transportation Infrastructure — 0.69%
6,700	Forward Air Corp.	155,105
		1,131,289

AFBA 5STAR

SMALL CAP FUND (continued)

SCHEDULE OF INVESTMENTS

September 30, 2009

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY — 12.81%
Communications Equipment — 1.89%
10,000	Black Box Corp.	$250,900
6,950	Synaptics, Inc.*	175,140
		426,040
Electronic Equipment & Instruments — 1.15%
9,400	National Instruments Corp.	259,722
Electronic Lighting & Wiring Equipment — 1.35%
35,600	Daktronics, Inc.	305,092
IT Services — 1.05%
5,000	CACI International, Inc. Class A*	236,350
Materials — 1.67%
10,808	Cabot Microelectronics Corp.*	376,767
Semiconductor Equipment — 1.98%
13,600	Varian Semiconductor Equipment Associates, Inc.*	446,624
Semiconductors — 2.56%
15,702	Cree, Inc.*	577,048
Software — 1.16%
2,910	Advent Software, Inc.*	117,128
8,600	Quest Software, Inc.*	144,910
		262,038
		2,889,681
MATERIALS — 2.57%
Mining & Quarrying of Nonmetallic Minerals — 2.57%
13,900	Cameco Corp.	386,420
29,800	USEC, Inc.*	139,762
1,000	Vulcan Materials Co.	54,070
		580,252
OTHER — 3.43%
Human Resources & Employment — 2.16%
21,536	Corrections Corp. of America*	487,790
Real Estate Management & Development — 1.27%
11,138	Tejon Ranch Co.*	286,024
		773,814
RETAIL TRADE — 4.42%
General Merchandise — 2.48%
3,000	Aeropostale, Inc.*	130,410
7,000	American Eagle Outfitters, Inc.	118,020
3,300	Guess?, Inc.	122,232
4,200	Jos. A. Bank Clothiers, Inc.*	188,034
		558,696
Specialty Chains — 1.94%
23,681	Cabela's, Inc.*	315,905
16,000	Callaway Golf Company	121,760
		437,665
		996,361

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
SERVICES — 1.68%
Human Resources & Employment — 1.68%
9,900	Korn/Ferry International*	$144,441
5,400	Watson Wyatt Worldwide, Inc. Class A	235,224
		379,665
TRANSPORTATION — 1.75%
Marine — 1.75%
12,300	Alexander & Baldwin, Inc.	394,707
TOTAL COMMON STOCKS		21,157,875
(COST $21,284,366)
EXCHANGE TRADED FUNDS — 1.99%
21,100	SPDR KBW Regional Banking Fund	449,852
TOTAL EXCHANGE TRADED FUNDS		449,852
(COST $491,638)
REIT's — 2.75%
Mortgage — 0.93%
7,000	Hatteras Financial Corp.	209,860
Residential — 1.82%
26,050	UDR, Inc.	410,027
TOTAL REIT's		619,887
(COST $594,740)
MONEY MARKET ACCOUNT — 2.12%
477,614	PNC Bank Money Market (a)	477,614
TOTAL MONEY MARKET ACCOUNT		477,614
(COST $477,614)
TOTAL INVESTMENTS — 100.68%		22,705,228
(COST $22,848,358)#
Liabilities in excess of other assets — (0.68)%		(152,803)
TOTAL NET ASSETS — 100.00%		$22,552,425

LLC — Limited Liability Corporation

REIT — Real Estate Investment Trust

  (a)  The interest rate on September 30, 2009 was 0.05%.

  *  Non-income producing security.

  #  Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation $2,852,792 and gross depreciation of $3,122,483 for federal income tax purposes. At September 30, 2009, the aggregate cost of securities for federal income tax purposes was $22,974,919.

AFBA 5STAR

SMALL CAP FUND (continued)

SCHEDULE OF INVESTMENTS

September 30, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Equity Securities	$22,227,614	$—	$—
Short-term Investments	477,614	—	—
Total — Investments in Securities	$22,705,228	$—	$—
Other Financial Instruments*	—	—	—
Total	$22,705,228	$—	$—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Accompanying Notes to Financial Statements.

AFBA 5STAR

LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

SHARES	COMPANY	VALUE
COMMON STOCKS — 98.29%
BANKING — 0.95%
13,600	U.S. Bancorp	$297,296
CAPITAL GOODS — 5.05%
6,300	Caterpillar, Inc.	323,379
5,500	Cummins, Inc.	246,455
5,500	Fluor Corp.	279,675
9,000	McDermott International, Inc.*	227,430
5,000	Precision Castparts Corp.	509,350
		1,586,289
CONSUMER DURABLES & APPAREL — 1.11%
4,800	VF Corp.	347,664
CONSUMER SERVICES — 0.96%
17,900	Las Vegas Sands Corp.*	301,436
DIVERSIFIED FINANCIALS — 5.69%
7,100	Goldman Sachs Group, Inc. (The)	1,308,885
15,500	Morgan Stanley	478,640
		1,787,525
ENERGY — 6.98%
6,800	National Oilwell Varco, Inc.*	293,284
14,000	Schlumberger Ltd.	834,400
3,500	Transocean Ltd.*	299,355
23,200	Weatherford International Ltd.*	480,936
6,900	XTO Energy, Inc.	285,108
		2,193,083
FOOD, BEVERAGES & TOBACCO — 2.38%
13,800	Coca-Cola Enterprises, Inc.	295,458
3,100	PepsiCo, Inc.	181,846
5,000	The Coca-Cola Co.	268,500
		745,804
HEALTH CARE EQUIPMENT & SERVICES — 2.93%
8,600	Medco Health Solutions, Inc.*	475,666
9,400	Wellpoint, Inc.*	445,184
		920,850
HOUSEHOLD & PERSONAL PRODUCTS — 1.99%
8,200	Colgate-Palmolive Co.	625,496
INSURANCE — 1.57%
9,900	Prudential Financial, Inc.	494,109
MATERIALS — 3.92%
2,100	Air Products & Chemicals, Inc.	162,918
7,900	Freeport-McMoRan Copper & Gold, Inc.	542,019
6,400	Owens-Illinois, Inc.*	236,160
6,500	United States Steel Corp.	288,405
		1,229,502
MEDIA — 1.60%
29,700	Comcast Corp. Class A	501,633

AFBA 5STAR

LARGE CAP GROWTH FUND
  (continued)

SCHEDULE OF INVESTMENTS

September 30, 2009

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.38%
4,800	Amgen, Inc.*	$289,104
4,900	Celgene Corp.	273,910
12,500	Gilead Sciences, Inc.*	582,250
11,700	Life Technologies Corp.*	544,635
		1,689,899
RETAILING — 8.21%
7,000	Amazon.com, Inc.*	653,520
10,500	Home Depot, Inc.	279,720
19,500	Kohl's Corp.*	1,112,475
10,500	Lowe's Companies, Inc.	219,870
6,700	Target Corp.	312,756
		2,578,341
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.29%
25,500	Broadcom Corp.*	782,595
74,400	Micron Technology, Inc.*	610,080
41,500	NVIDIA Corp.*	623,745
24,700	Texas Instruments, Inc.	585,143
		2,601,563
SOFTWARE & SERVICES — 12.30%
28,100	Cognizant Technology Solutions Corp.*	1,086,346
2,040	Google, Inc. Class A*	1,011,534
9,400	Microsoft Corp.	243,366
13,700	Salesforce.com, Inc.*	779,941
10,800	VMware, Inc.*	433,836
17,200	Yahoo!, Inc.*	306,332
		3,861,355
TECHNOLOGY HARDWARE & EQUIPMENT — 22.85%
7,100	Apple, Inc.*	1,316,127
16,900	Cisco Systems, Inc. *	397,826
13,700	Corning, Inc.	209,747
28,600	EMC Corp.*	487,344
3,100	International Business Machines Corp.	370,791
28,100	Juniper Networks, Inc.*	759,262
143,400	Motorola, Inc.	1,231,806
31,000	NetApp, Inc.*	827,080
16,300	QUALCOMM, Inc.	733,174
55,300	Seagate Technology	841,113
		7,174,270
TRANSPORTATION — 6.13%
25,500	CSX Corp.	1,067,430
14,700	Union Pacific Corp.	857,745
		1,925,175
TOTAL COMMON STOCKS		30,861,290
(COST $24,896,563)

SHARES	COMPANY	VALUE
MONEY MARKET ACCOUNT — 2.17%
680,070	PNC Bank Money Market (a)	$680,070
TOTAL MONEY MARKET ACCOUNT		680,070
(COST $680,070)
TOTAL INVESTMENTS — 100.46%		31,541,360
(COST $25,576,633)#
Liabilities in excess of other assets — (0.46%)		(143,022)
TOTAL NET ASSETS — 100.00%		$31,398,338

  *  Non-income producing security.

  (a)  The interest rate on September 30, 2009 was 0.05%.

  #  Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $5,951,104 and gross depreciation of $78,827 for federal income tax purposes. At September 30, 2009, the aggregate cost of securities for federal income tax purposes was $25,669,083.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Equity Securities	$30,861,290	$—	$—
Short-term Investments	680,070	—	—
Total — Investments in Securities	$31,541,360	$—	$—
Other Financial Instruments*	—	—	—
Total	$31,541,360	$—	$—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Accompanying Notes to Financial Statements.

AFBA 5STAR

BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

SHARES	COMPANY	VALUE
COMMON STOCKS — 54.85%
CONSUMER STAPLES — 11.39%
89,800	Altria Group, Inc.	$1,599,338
20,400	British American Tobacco PLC ADR	1,290,300
26,242	Brown-Forman Corp. Class B	1,265,389
12,822	Lorillard, Inc.	952,675
19,782	Phillip Morris International, Inc.	964,175
40,000	The Coca-Cola Co.	2,148,000
30,893	Universal Corp.	1,291,945
		9,511,822
ENERGY — 3.87%
23,400	Chevron Corp.	1,648,062
35,000	ConocoPhillips	1,580,600
		3,228,662
FINANCIALS — 2.11%
62,500	Wells Fargo & Co.	1,761,250
HEALTH CARE — 8.89%
50,000	Bristol-Meyers Squibb Co.	1,126,000
36,100	Johnson & Johnson	2,198,129
37,000	Merck & Co., Inc.	1,170,310
30,917	Novartis AG ADR	1,557,598
83,000	Pfizer, Inc.	1,373,650
		7,425,687
INFORMATION TECHNOLOGY — 7.06%
100,000	Intel Corp.	1,957,000
17,300	International Business Machines Corp.	2,069,253
72,248	Microsoft Corp.	1,870,501
		5,896,754
INSURANCE — 2.73%
685	Berkshire Hathaway, Inc. Class B*	2,276,255
MATERIALS — 6.43%
61,500	Albemarle Corp.	2,127,900
26,070	NewMarket Corp.	2,425,553
15,000	Vulcan Materials Co.	811,050
		5,364,503
RETAIL — 2.39%
20,853	Lowe's Companies, Inc.	436,662
31,838	Wal-Mart Stores, Inc.	1,562,927
		1,999,589
TELECOMMUNICATIONS — 1.34%
37,000	Verizon Communications, Inc.	1,119,990
TRANSPORTATION — 5.27%
53,500	Alexander & Baldwin, Inc.	1,716,815
18,530	Burlington Northern Santa Fe Corp.	1,479,250
16,000	FedEx Corp.	1,203,520
		4,399,585

SHARES OR FACE AMOUNT	COMPANY	VALUE
COMMON STOCKS (continued)
UTILITIES — 3.37%
54,000	Dominion Resources, Inc.	$1,863,000
60,315	Duke Energy Co.	949,358
		2,812,358
TOTAL COMMON STOCKS		45,796,455
(COST $45,617,473)
REIT's — 1.23%
65,376	UDR, Inc.	1,029,018
TOTAL REIT's		1,029,018
(COST $1,222,978)
PREFERRED STOCKS — 1.28%
FINANCIALS — 0.03%
13,600	Federal National Mortgage Association, Perpetual Series S, 8.25% due 12/31/49 (d)	21,896
INSURANCE — 1.25%
40,000	Markel Corp., 7.50% due 08/22/46	1,046,000
TOTAL PREFERRED STOCKS		1,067,896
(COST $1,342,000)
CORPORATE BONDS — 24.76%
AEROSPACE/DEFENSE — 0.29%
$220,000	Boeing Co., 5.00% due 03/15/14	240,139
CHEMICALS — 0.40%
315,000	E.I. Du Pont de Nemours & Co., 4.75% due 03/15/15	338,039
CONSUMER DISCRETIONARY — 2.30%
150,000	Anheuser-Busch InBev Worldwide, Inc., 7.75% due 01/15/19 (b)	177,793
400,000	Comcast Corp., 5.50% due 03/15/11	420,798
1,000,000	Mandalay Resort Group, 7.625% due 07/15/13	820,000
150,000	Marriott International, 5.625% due 02/15/13	153,147
222,000	Metlife, Inc., 6.125% due 12/01/11	238,717
100,000	Metlife, Inc., 6.817% due 08/15/18	111,488
		1,921,943
CONSUMER STAPLES — 0.80%
150,000	International Paper Co., 9.375% due 05/15/19	175,923
450,000	The Coca-Cola Co., 5.35% due 11/15/17	492,196
		668,119
ENERGY — 0.82%
200,000	Devon Energy Corp., 5.625% due 01/15/14	215,214
150,000	Husky Energy, Inc., 5.90% due 06/15/14	161,978
275,000	Sempra Energy, 6.50% due 06/01/16	304,411
		681,603

AFBA 5STAR

BALANCED FUND (continued)

SCHEDULE OF INVESTMENTS

September 30, 2009

FACE AMOUNT	COMPANY	VALUE
CORPORATE BONDS (continued)
FINANCIALS — 9.45%
$60,000	American Express Credit Corp., 7.30% due 08/20/13	$66,596
275,000	American Express Travel Related Services, 5.25% due 11/21/11 (b)	284,209
250,000	Bank of America Corp., 5.375% due 09/11/12	261,886
250,000	BHP Billiton Finance USA Ltd., 6.75% due 11/01/13	285,936
325,000	Caterpillar Financial Services Corp., 4.90% due 08/15/13	344,044
300,000	Citigroup, Inc., 6.00% due 02/21/12	311,816
175,000	Citigroup, Inc., 6.125% due 11/21/17	174,024
375,000	CME Group, Inc., 5.75% due 02/15/14	410,816
225,000	Credit Suisse USA, Inc., 6.125% due 11/15/11	243,005
275,000	Credit Suisse USA, Inc., 5.125% due 08/15/15	290,689
350,000	Diego Capital PLC, 7.375% due 01/15/14	405,993
250,000	Fifth Third Bancorp, 6.25% due 05/01/13	258,057
125,000	General Electric Capital Corp., 4.80% due 05/01/13	129,867
250,000	General Electric Capital Corp., 5.50% due 06/04/14	264,301
125,000	Goldman Sachs Group, Inc. (The), 6.60% due 01/15/12	135,806
125,000	Goldman Sachs Group, Inc. (The), 5.70% due 09/01/12	134,962
300,000	Invesco Ltd., 4.50% due 12/15/09	301,023
160,000	Jefferies Group, Inc., 8.50% due 07/15/19	169,622
346,000	JPMorgan Chase & Co., 5.75% due 01/02/13	369,562
300,000	Keycorp, 6.50% due 05/14/13	307,347
325,000	Merrill Lynch & Co., Inc. 5.77% due 07/25/11	340,335
250,000	Merrill Lynch & Co., Inc. 1.59% due 01/15/15 (d)	225,356
250,000	Morgan Stanley, 5.05% due 01/21/11	258,680
250,000	Morgan Stanley, 4.75% due 04/01/14	248,403
375,000	Suntrust Banks, Inc., 5.25% due 11/05/12	387,247
250,000	Suntrust Banks, Inc., 6.00% due 09/11/17	245,605
300,000	Toyota Motor Credit Corp., 5.17% due 01/11/12	301,692
300,000	Wachovia Corp., 5.25% due 08/01/14	304,991
400,000	Wells Fargo & Co., 5.25% due 10/23/12	427,076
		7,888,946
HEALTH CARE — 2.38%
150,000	CIGNA Corp., 8.50% due 05/01/19	172,442
325,000	GlaxoSmithKline Capital, Inc., 4.85% due 05/15/13	349,448
220,000	Pfizer, Inc., 5.35% due 03/15/15	243,898
1,000,000	Psychiatric Solutions, Inc., 7.75% due 07/15/15	970,000
250,000	UnitedHealth Group, Inc., 5.375% due 03/15/16	253,865
		1,989,653
INFORMATION TECHNOLOGY — 1.10%
350,000	Dell, Inc., 4.70% due 04/15/13	369,262
250,000	International Business Machines Corp., 6.50% due 10/15/13	285,255
250,000	Hewlett-Packard Co., 4.50% due 03/01/13	267,149
		921,666
INSURANCE — 2.70%
250,000	Aflac, Inc., 8.50% due 05/15/19	298,526
350,000	Allstate Corp., 5.00% due 08/15/14	369,329
150,000	General Electric Global Insurance, 7.00% due 02/15/26	141,867
300,000	Hartford Financial Services Group, Inc., 5.375% due 03/15/17	275,073
250,000	Nationwide Life Global Fund I, 1.026% due 05/19/10 (b)(d)	245,785
350,000	New York Life Global Funding, 5.25% due 10/16/12 (b)	375,198
250,000	Progressive Corp., 6.375% due 01/15/12	260,892
285,000	Prudential Financial, Inc., 5.10% due 09/20/14	288,309
		2,254,979

FACE AMOUNT	COMPANY	VALUE
CORPORATE BONDS (continued)
MANUFACTURING — 0.22%
$150,000	Tyco International Finance SA, 8.50% due 01/15/19	$183,147
MATERIALS — 0.46%
350,000	Barrick Gold Financeco LLC, 6.125% due 09/15/13	385,022
REIT's — 0.41%
325,000	Boston Properties LP, 6.25% due 01/15/13	337,669
RETAIL — 0.64%
300,000	Best Buy Co., 6.75% due 07/15/13	321,661
200,000	Home Depot, Inc., 5.40% due 03/01/16	209,380
		531,041
TELECOMMUNICATION SERVICES — 2.38%
225,000	AT&T, Inc., 4.95% due 01/15/13	240,077
250,000	AT&T, Inc., 6.70% due 11/15/13	283,497
275,000	Corning, Inc., 6.05% due 06/15/15	278,562
300,000	Deutsche Telekom International Finance BV, 5.875% due 08/20/13	326,788
350,000	Verizon Communications, Inc., 5.25% due 04/15/13	379,285
150,000	Verizon Communications, Inc., 8.75% due 11/01/18	187,696
275,000	Vodafone Group PLC, 5.35% due 02/27/12	294,691
		1,990,596
TRANSPORTATION — 0.41%
300,000	FedEx Corp., 7.375% due 01/15/14	338,604
TOTAL CORPORATE BONDS		20,671,166
(COST $19,490,748)
AGENCY OBLIGATIONS — 6.30%
550,000	Federal Home Loan Bank, 5.75% due 05/15/12	611,403
508,545	Federal Home Loan Mortgage Corporation, 5.00% due 05/01/20	538,303
1,011,133	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,060,795
808,099	Federal National Mortgage Association, 4.50% due 08/01/20	846,823
805,000	Federal National Mortgage Association, 4.625% due 10/15/14	879,719
250,000	Federal National Mortgage Association, 5.375% due 06/12/17	282,875
980,540	Federal National Mortgage Association, 6.00% due 10/01/37	1,036,829
TOTAL AGENCY OBLIGATIONS		5,256,747
(COST $4,948,434)
U.S. TREASURY OBLIGATIONS — 6.15%
2,920,000	U.S. Treasury Note, 4.75% due 08/15/17	3,254,661
1,620,000	U.S. Treasury Note, 5.00% due 05/15/37	1,877,935
TOTAL U.S. TREASURY OBLIGATIONS		5,132,596
(COST $4,908,521)
CONVERTIBLE CORPORATE BONDS — 2.15%
CONSUMER DISCRETIONARY — 2.15%
1,000,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	906,250
1,000,000	Lions Gate Entertainment Corp., 3.625% due 03/15/25 (c)	890,000
TOTAL CONVERTIBLE CORPORATE BONDS		1,796,250
(COST $1,903,310)

AFBA 5STAR

BALANCED FUND (continued)

SCHEDULE OF INVESTMENTS

September 30, 2009

FACE AMOUNT OR SHARES	COMPANY	VALUE
ASSET-BACKED SECURITIES — 1.57%
$111,284	Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B, 0.61625% due 05/15/11 (d)	$111,204
500,000	Chase Issuance Trust, Series 2007-A15, Class A, 4.96% due 09/17/12	520,010
650,000	Chase Issuance Trust, Series 2005-A10, Class A10, 4.65% due 12/17/12	675,814
TOTAL ASSET-BACKED SECURITIES		1,307,028
(COST $1,232,771)
MONEY MARKET ACCOUNT — 1.24%
1,038,041	PNC Bank Money Market (a)	1,038,041
TOTAL MONEY MARKET ACCOUNT		1,038,041
(COST $1,038,041)
TOTAL INVESTMENTS — 99.53%		83,095,197
(COST $81,704,276)#
Other assets in excess of liabilities — 0.47%		395,875
TOTAL NET ASSETS — 100.00%		$83,491,072

ADR — American Depository Receipt

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

  (a)  The interest rate on September 30, 2009 was 0.05%.

  (b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  (c)  Stepped coupon bond — the rate shown is the rate in effect on September 30, 2009.

  (d)  Indicates a variable rate security.

  *  Non-income producing security.

  #  Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation $6,416,875 and gross depreciation of $4,791,325 for federal income tax purposes. At September 30, 2009, the aggregate cost of securities for federal income tax purposes was $81,469,647.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Equity Securities	$46,825,473	$—	$—
Preferred Stocks	1,067,896	—	—
U.S. Treasury/U.S. Gov't Corp. & Agency	—	10,389,343	—
Corporate Bonds	—	20,671,166	—
Other Debt Obligations	—	3,103,278	—
Short-term Investments	1,038,041	—	—
Total — Investments in Securities	$48,931,410	$34,163,787	$—
Other Financial Instruments*	—	—	—
Total	$48,931,410	$34,163,787	$—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Accompanying Notes to Financial Statements.

AFBA 5STAR

TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

FACE AMOUNT	COMPANY	VALUE
AGENCY OBLIGATIONS — 15.72%
$640,000	Federal Home Loan Bank, 5.75% due 05/15/12	$711,450
1,155,581	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,212,337
1,010,487	Federal National Mortgage Association, 4.50% due 08/01/20	1,058,910
200,000	Federal National Mortgage Association, 5.375% due 06/12/17	226,300
1,225,675	Federal National Mortgage Association, 6.00% due 10/01/37	1,296,036
TOTAL AGENCY OBLIGATIONS		4,505,033
(COST $4,236,181)
CORPORATE BONDS — 60.35%
CONSUMER DISCRETIONARY — 23.59%
250,000	Aflac, Inc., 8.50% due 05/15/19	298,526
270,000	Allstate Corp., 5.00% due 08/15/14	284,911
60,000	American Express Credit Co., 7.30% due 08/20/13	66,596
140,000	American Express Travel Related Services Co., Inc., 5.25% due 11/21/11 (b)	144,688
125,000	Anheuser-Busch InBev Worldwide Inc., 7.75% due 01/15/19 (b)	148,160
275,000	Best Buy Co., 6.75% due 07/15/13	294,856
250,000	Comcast Corp., 6.50% due 01/15/17	274,793
300,000	Dell, Inc., 4.70% due 04/15/13	316,510
275,000	FedEx Corp., 7.375% due 01/15/14	310,387
575,000	Ford Motor Credit Co. LLC, 7.375% due 10/28/09	575,159
235,000	GameStop Corp., 8.00% due 10/01/12	243,812
281,000	General Electric Capital Corp., 5.00% due 04/10/12	291,142
125,000	General Electric Capital Corp., 4.80% due 05/01/13	129,867
125,000	General Electric Global Insurance, 7.00% due 02/15/26	118,222
300,000	Hartford Financial Services Group, 5.375% due 03/15/17	275,073
250,000	Hewlett-Packard Co., 4.50% due 03/01/13	267,149
125,000	International Paper Co., 9.375% due 05/15/19	146,603
340,000	Mandalay Resort Group, 7.625% due 07/15/13	278,800
150,000	Marriott International, Series J, 5.625% due 02/15/13	153,147
275,000	MetLife, Inc., 6.817% due 08/15/18	306,592
225,000	Nationwide Life Global Fund I, 1.0256% due 05/19/10 (b)(c)	221,207
275,000	New York Life Global Funding, 5.25% due 10/16/12 (b)	294,799
100,000	Penske Auto Group, Inc., 7.75% due 12/15/16	92,750
325,000	Phillips Van-Heusen, 7.75% due 11/15/23	271,665
240,000	Progressive Corp., 6.375% due 01/15/12	250,456
250,000	Prudential Financial, Inc., 5.10% due 09/20/14	252,903
575,000	Royal Caribbean Cruises, Ltd., 7.50% due 10/15/27	451,375
		6,760,148
CONSUMER STAPLES — 2.08%
250,000	Diego Capital PLC, 5.20% due 01/30/13	268,124
300,000	The Coca-Cola Co., 5.35% due 11/15/17	328,131
		596,255

FACE AMOUNT	COMPANY	VALUE
CORPORATE BONDS (continued)
FINANCIALS — 19.93%
$175,000	Bank of America Corp., 5.375% due 09/11/12	$183,320
325,000	Caterpillar Financial Services Corp., 4.90% due 08/15/13	344,044
300,000	CME Group, Inc., 5.75% due 02/15/14	328,653
225,000	Credit Suisse USA, Inc., 6.125% due 11/15/11	243,005
225,000	Credit Suisse USA, Inc., 5.125% due 08/15/15	237,836
250,000	Fifth Third Bancorp, 6.25% due 05/01/13	258,057
150,000	Goldman Sachs Group, Inc. (The), 6.60% due 01/15/12	162,968
125,000	Goldman Sachs Group, Inc. (The), 5.70% due 09/01/12	134,962
300,000	Invesco, Ltd., 4.50% due 12/15/09	301,023
140,000	Jefferies Group, Inc., 8.50% due 07/15/19	148,419
235,000	JPMorgan Chase & Co., 5.375% due 10/01/12	253,032
300,000	Keycorp, 6.50% due 05/14/13	307,347
150,000	Merrill Lynch & Co., Inc., 5.77% due 07/25/11	157,078
200,000	Merrill Lynch & Co., Inc., 1.5913% due 01/15/15 (c)	180,285
400,000	Morgan Stanley, 5.05% due 01/12/11	413,888
215,000	Suntrust Banks, Inc., 5.25% due 11/05/12	222,022
300,000	Suntrust Banks, Inc., 6.00% due 09/11/17	294,726
275,000	Toyota Motor Credit Corp., 5.17% due 01/11/12	276,551
166,000	Union Planters Corp., 4.375% due 12/01/10	165,203
200,000	Wachovia Corp., 5.25% due 08/01/14	203,327
300,000	Wells Fargo & Co., 5.25% due 10/23/12	320,307
		5,136,053
HEALTH CARE — 4.16%
445,000	Abbott Laboratories, 5.60% due 05/15/11	476,352
125,000	Cigna Corp., 8.50% due 05/01/19	143,702
325,000	GlaxoSmithKline Capital, Inc., 4.85% due 05/15/13	349,448
200,000	Pfizer, Inc., 5.35% due 03/15/15	221,725
		1,191,227
INDUSTRIALS — 5.77%
50,000	American Railcar Industries, Inc., 7.50% due 03/01/14	46,750
300,000	Barrick Gold Financeco LLC, 6.125% due 09/15/13	330,019
200,000	Boeing Co., 5.00% due 03/15/14	218,308
175,000	Devon Energy Corp., 5.625% due 01/15/14	188,312
285,000	E.I. Du Pont de Nemours & Co., 4.75% due 03/15/15	305,845
125,000	Husky Energy, Inc., 5.90% due 06/15/14	134,982
250,000	Sempra Energy, 6.50% due 06/01/16	276,738
125,000	Tyco International Finance SA, 8.50% due 01/15/19	152,623
		1,653,577
RETAIL — 1.60%
120,000	Home Depot, Inc., 5.40% due 03/01/16	125,628
300,000	Lowe's Companies, Inc., 5.60% due 09/15/12	332,190
		457,818
TELECOMMUNICATION SERVICES — 5.22%
250,000	Corning, Inc., 6.05% due 06/15/15	253,238
275,000	Deutsche Telekom International Finance BV, 5.875% due 08/20/13	299,556
280,000	Rodgers Wireless, Inc., 7.50% due 03/15/15	323,159
360,000	SBC Communications, 5.875% due 08/15/12	394,275
212,000	Vodafone Group PLC, 5.50% due 06/15/11	225,265
		1,495,493
TOTAL CORPORATE BONDS		17,290,571
(COST $16,284,749)

AFBA 5STAR

TOTAL RETURN BOND FUND (continued)

SCHEDULE OF INVESTMENTS

September 30, 2009

FACE AMOUNT OR SHARES	COMPANY	VALUE
U.S. TREASURY OBLIGATIONS — 14.47%
$1,565,000	U.S. Treasury Note, 4.75% due 08/15/17	$1,744,364
275,000	U.S. Treasury Note, 3.75% due 11/15/18	284,647
1,825,000	U.S. Treasury Note, 5.00% due 05/15/37	2,115,575
TOTAL U.S. TREASURY OBLIGATIONS		4,144,586
(COST $3,970,074)
ASSET-BACKED SECURITIES — 3.98%
100,156	Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B, 0.30338% due 05/15/11 (c)	100,083
500,000	Chase Issuance Trust, Series 2007-A15, Class A, 4.96% due 09/17/12	520,010
500,000	Chase Issuance Trust, Series 2005-A10, Class A10, 4.65% due 12/17/12	519,857
TOTAL ASSET-BACKED SECURITIES		1,139,950
(COST $1,075,668)
CONVERTIBLE CORPORATE BONDS — 1.74%
CONSUMER DISCRETIONARY — 1.74%
550,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	498,438
TOTAL CONVERTIBLE CORPORATE BONDS		498,438
(COST $548,458)
CONVERTIBLE PREFERRED STOCK — 1.12%
FINANCIALS — 1.12%
13,350	Boston Private Capital Trust I, 4.875%, 10/01/34 (d)	321,234
TOTAL CONVERTIBLE PREFERRED STOCK		321,234
(COST $638,783)
PREFERRED STOCK — 0.06%
FINANCIAL SERVICES — 0.06%
10,400	Federal National Mortgage Association, Perpetual Series S, 8.25% due 12/31/49 (c)	16,744
TOTAL PREFERRED STOCK		16,744
(COST $260,000)
MONEY MARKET ACCOUNT — 1.27%
364,369	PNC Bank Money Market (a)	364,369
TOTAL MONEY MARKET ACCOUNT		364,369
(COST $364,369)
TOTAL INVESTMENTS — 98.71%		28,280,925
(COST $27,378,282)#
Other assets in excess of liabilities — 1.29%		370,415
TOTAL NET ASSETS — 100.00%		$28,651,340

LLC — Limited Liability Company

PLC — Public Limited Company

  (a)  The interest rate on September 30, 2009 was 0.05%.

  (b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  (c)  Indicates a variable rate security.

  (d)  Indicates a security that has been deemed illiquid.

  #  Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $1,663,160 and gross depreciation of $761,922 for federal income tax purposes. At September 30, 2009, the aggregate cost of securities for federal income tax purposes was $27,379,687.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Preferred Stock	$16,744	$321,234	$—
U.S. Treasury/U.S. Gov't Corp. & Agency	—	8,649,619	—
Corporate Bonds	—	17,290,571	—
Other Debt Obligations	—	1,638,388	—
Short-term Investments	364,369	—	—
Total — Investments in Securities	$381,113	$27,899,812	$—
Other Financial Instruments*	—	—	—
Total	$381,113	$27,899,812	$—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Accompanying Notes to Financial Statements.

AFBA 5STAR

SCIENCE & TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

September 30, 2009

SHARES	COMPANY	VALUE
COMMON STOCKS — 99.74%
HEALTH CARE — 16.82%
Biotechnology — 9.43%
4,200	Amgen, Inc.*	$252,966
5,300	Gilead Sciences, Inc.*	246,874
6,828	Life Technologies Corp.*	317,843
7,100	Qiagen N.V.*	151,088
		968,771
Health Care Providers & Services — 2.84%
7,600	athenahealth, Inc.*	291,612
Laboratory Analytical Instruments — 1.99%
4,800	Illumina, Inc.*	204,000
Pharmaceuticals — 2.56%
5,200	Teva Pharmaceutical Industries, Ltd. ADR	262,912
		1,727,295
INDUSTRIALS — 0.27%
Construction & Engineering — 0.27%
2,400	Energy Conversion Devices, Inc.*	27,792
INFORMATION TECHNOLOGY — 81.50%
Communications Equipment — 9.44%
3,500	Black Box Corp.	87,815
16,375	Cisco Systems, Inc.*	385,468
16,500	Corning, Inc.	252,615
9,000	Juniper Networks, Inc.*	243,180
		969,078
Computer Integrated Systems Design — 5.58%
8,700	eBay, Inc.*	205,407
300	First Solar, Inc. *	45,858
650	Google, Inc. Class A*	322,303
		573,568
Computer Storage Devices — 2.44%
14,700	EMC Corp.*	250,488
Electronic Equipment & Instruments — 5.80%
4,900	Hewlett-Packard Co.	231,329
5,400	Molex, Inc.	112,752
9,100	National Instruments Corp.	251,433
		595,514
Electronic Lighting & Wiring Equipment — 1.21%
14,500	Daktronics, Inc.	124,265
Internet Software & Services — 2.11%
11,000	Akamai Technologies, Inc.*	216,480
IT Services — 2.71%
7,200	Cognizant Technology Solutions Corp.*	278,352
Materials — 4.46%
8,800	Cabot Microelectronics Corp.*	306,768
9,100	MEMC Electronic Materials, Inc.*	151,333
		458,101

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY — 81.50% (continued)
Semiconductor Equipment — 9.11%
20,700	Applied Materials, Inc.	$277,380
6,200	Cymer, Inc.*	240,932
4,800	Lam Research Corp.*	163,968
7,700	Varian Semiconductor Equipment Associates, Inc.*	252,868
		935,148
Semiconductors — 23.82%
12,400	Altera Corp.	254,324
11,000	Atheros Communications *	291,830
9,600	Broadcom Corp. Class A*	294,624
11,000	Cree, Inc.*	404,250
14,325	Intel Corp.	280,340
14,200	IXYS Corp.*	120,842
11,550	Maxim Integrated Products	209,517
7,300	Microchip Technology, Inc.	193,450
11,400	Microsemi Corp.*	180,006
14,400	NVIDIA Corp.*	216,432
		2,445,615
Software — 14.82%
9,200	Adobe Systems, Inc.*	303,968
5,800	Citrix Systems, Inc.*	227,534
7,700	Manhattan Associates, Inc.*	155,540
12,000	Microsoft Corp.	310,680
13,100	Oracle Corp.*	273,004
6,100	Quest Software, Inc.*	102,785
3,700	VMware, Inc. Class A*	148,629
		1,522,140
		8,368,749
MATERIALS — 1.15%
Industrial Materials — 1.15%
3,000	General Cable Corp.*	117,450
		117,450
TOTAL COMMON STOCKS		10,241,286
(COST $9,308,968)
MONEY MARKET ACCOUNT — 0.89%
91,463	PNC Bank Money Market (a)	91,463
TOTAL MONEY MARKET ACCOUNT		91,463
(COST $91,463)
TOTAL INVESTMENTS — 100.63%		10,332,749
(COST $9,400,431)#
Liabilities in excess of other assets — (0.63%)		(64,784)
TOTAL NET ASSETS — 100.00%		$10,267,965

ADR — American Depository Receipt

  *  Non-income producing security.

  (a)  The interest rate on September 30, 2009 was 0.05%.

AFBA 5STAR

SCIENCE & TECHNOLOGY FUND

  (continued)

SCHEDULE OF INVESTMENTS

September 30, 2009

  #  Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $1,757,130 and gross depreciation of $959,575 for federal income tax purposes. At September 30, 2009, the aggregate cost of securities for federal income tax purposes was $9,535,194.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Equity Securities	$10,241,286	$—	$—
Short-term Investments	91,463	—	—
Total — Investments in Securities	$10,332,749	$—	$—
Other Financial Instruments*	—	—	—
Total	$10,332,749	$—	$—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Accompanying Notes to Financial Statements.

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STATEMENTS OF ASSETS
AND LIABILITIES

September 30, 2009

	MID CAP VALUE FUND	SMALL CAP FUND	LARGE CAP GROWTH FUND
ASSETS:
Investments at value	$13,512,742	$22,705,228	$31,541,360
Receivables:
Investment securities sold	—	137,956	—
Dividends	18,100	17,162	8,732
Interest	26	37	155
Capital shares sold	1,350	1,743	860
From advisor	861	—	—
Prepaid expenses and other assets	15,612	7,718	19,419
Total assets	13,548,691	22,869,844	31,570,526
LIABILITIES:
Payables:
Investment securities purchased	14,882	194,678	—
Capital shares redeemed	7,236	50,055	99,637
Distribution fees	1,508	4,752	762
Administrative fees	2,607	5,023	6,142
Professional fees	11,371	13,523	13,315
Custody fees	1,720	3,637	2,741
To advisor	—	536	10,566
Other accrued expenses and liabilities	20,371	45,215	39,025
Total liabilities	59,695	317,419	172,188
NET ASSETS	$13,488,996	$22,552,425	$31,398,338
NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	19,189,708	40,977,426	46,233,679
Accumulated net investment gain (loss)	21,767	47,138	(69,936)
Accumulated net realized loss from investment transactions	(6,214,479)	(18,329,009)	(20,730,132)
Net unrealized appreciation (depreciation) from investment transactions	492,000	(143,130)	5,964,727
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$13,488,996	$22,552,425	$31,398,338
Investments at cost	$13,020,742	$22,848,358	$25,576,633

See Accompanying Notes to Financial Statements.

	MID CAP VALUE FUND	SMALL CAP FUND	LARGE CAP GROWTH FUND
Class I Shares
Net Assets	$10,370,913	$8,769,192	$29,665,069
Shares of Capital Stock Outstanding	1,148,626	904,246	2,891,372
Net Asset Value, Offering and Redemption Price Per Share	$9.03	$9.70	$10.26
Advisor Class Shares
Net Assets	$1,687,027	$10,632,133	$1,100,068
Shares of Capital Stock Outstanding	190,660	1,121,987	109,432
Net Asset Value, Offering and Redemption Price Per Share	$8.85	$9.48	$10.05
Class C Shares
Net Assets	$1,431,056	$3,151,100	$633,201
Shares of Capital Stock Outstanding	173,332	358,682	67,660
Net Asset Value and Offering Price Per Share	$8.26	$8.79	$9.36

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES (continued)

September 30, 2009

	BALANCED FUND	TOTAL RETURN BOND FUND	SCIENCE & TECHNOLOGY FUND
ASSETS:
Investments at value	$83,095,197	$28,280,925	$10,332,749
Receivables:
Dividends	137,669	8,135	1,425
Interest	397,067	343,758	8
Capital shares sold	139,158	69,092	10,708
From advisor	—	—	1,638
Prepaid expenses and other assets	18,974	16,930	9,838
Total assets	83,788,065	28,718,840	10,356,366
LIABILITIES:
Payables:
Capital shares redeemed	145,003	13,619	52,388
Distribution fees	21,702	1,772	1,374
Administrative fees	16,901	5,565	1,996
Professional fees	16,576	14,056	12,220
Custody fees	1,601	1,418	1,788
To advisor	24,578	3,944	22
Other accrued expenses and liabilities	70,632	27,126	18,613
Total liabilities	296,993	67,500	88,401
NET ASSETS	$83,491,072	$28,651,340	$10,267,965
NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	91,523,860	27,561,910	10,466,333
Accumulated net investment gain (loss)	272,656	61,777	(49,737)
Accumulated net realized gain (loss) from investment transactions	(9,696,365)	125,010	(1,080,949)
Net unrealized appreciation from investment transactions	1,390,921	902,643	932,318
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$83,491,072	$28,651,340	$10,267,965
Investments at cost	$81,704,276	$27,378,282	$9,400,431

See Accompanying Notes to Financial Statements.

	BALANCED FUND	TOTAL RETURN BOND FUND	SCIENCE & TECHNOLOGY FUND
Class I Shares
Net Assets	$36,554,398	$23,712,787	$6,878,607
Shares of Capital Stock Outstanding	3,573,301	2,729,431	591,454
Net Asset Value, Offering and Redemption Price Per Share	$10.23	$8.69	$11.63
Advisor Class Shares
Net Assets	$26,789,425	$3,527,465	$2,266,655
Shares of Capital Stock Outstanding	2,500,421	375,841	199,059
Net Asset Value, Offering and Redemption Price Per Share	$10.71	$9.39	$11.39
Class C Shares
Net Assets	$20,147,249	$1,411,088	$1,122,703
Shares of Capital Stock Outstanding	1,915,466	155,310	105,475
Net Asset Value and Offering Price Per Share	$10.52	$9.09	$10.64

See Accompanying Notes to Financial Statements.

STATEMENTS OF
OPERATIONS

Six Months Ended September 30, 2009

	MID CAP VALUE FUND	SMALL CAP FUND	LARGE CAP GROWTH FUND
INVESTMENT INCOME:
Dividends	$112,306	$153,392	$129,253
Interest	54	—	61
Foreign taxes withheld	—	(254)	—
	112,360	153,138	129,314
EXPENSES:
Advisor fees	49,687	83,456	121,451
Administration fees	15,822	30,339	38,731
12b-1 fees	5,064	13,469	2,610
Shareholder service fees	3,620	16,554	2,319
Transfer Agent fees	11,320	45,846	30,043
Registration fees	29,280	29,280	29,280
Legal fees	6,943	8,050	8,049
Audit fees	6,895	7,122	6,899
Custodian fees	4,982	5,672	4,371
Printing fees	3,014	4,876	6,972
Director fees	6,941	6,941	6,934
Insurance fees	2,379	2,379	2,379
Miscellaneous fees	13,164	21,662	17,822
Total expenses before reimbursement and waivers	159,111	275,646	277,860
Less: expense reimbursement and waivers	(68,518)	(108,034)	(78,610)
Net expenses	90,593	167,612	199,250
Net investment income (loss)	21,767	(14,474)	(69,936)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions	(2,336,280)	(264,791)	(116,678)
Net unrealized appreciation on investments	6,849,564	6,957,168	6,790,057
	4,513,284	6,692,377	6,673,379
Net increase in net assets resulting from operations	$4,535,051	$6,677,903	$6,603,443

See Accompanying Notes to Financial Statements.

	BALANCED FUND	TOTAL RETURN BOND FUND	SCIENCE & TECHNOLOGY FUND
INVESTMENT INCOME:
Dividends	$792,372	$16,270	$33,856
Interest	878,057	741,989	2
Foreign taxes withheld	—	—	(158)
	1,670,429	758,259	33,700
EXPENSES:
Advisor fees	305,094	110,279	38,055
Administration fees	100,912	35,196	12,117
12b-1 fees	69,769	8,085	4,135
Shareholder service fees	51,950	5,833	3,754
Transfer Agent fees	57,792	15,244	12,676
Registration fees	29,280	29,280	29,280
Legal fees	8,050	8,050	8,049
Audit fees	8,119	7,994	6,899
Custodian fees	5,033	3,628	3,965
Printing fees	16,547	5,970	2,275
Director fees	6,941	6,941	6,942
Insurance fees	2,379	2,379	2,379
Miscellaneous fees	31,676	18,413	11,620
Total expenses before reimbursement and waivers	693,542	257,292	142,146
Less: expense reimbursement and waivers	(194,269)	(95,905)	(58,709)
Net expenses	499,273	161,387	83,437
Net investment income (loss)	1,171,156	596,872	(49,737)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions	(600,245)	128,733	(277,254)
Net unrealized appreciation on investments	14,291,423	1,764,961	3,062,988
	13,691,178	1,893,694	2,785,734
Net increase in net assets resulting from operations	$14,862,334	$2,490,566	$2,735,997

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	MID CAP VALUE FUND		SMALL CAP FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2009	YEAR ENDED MARCH 31, 2009	SIX MONTHS ENDED SEPTEMBER 30, 2009	YEAR ENDED MARCH 31, 2009
OPERATIONS:
Net investment income (loss)	$21,767	$80,095	$(14,474)	$(168,063)
Net realized loss from investment transactions	(2,336,280)	(3,003,228)	(264,791)	(11,415,437)
Net unrealized appreciation (depreciation) on investments	6,849,564	(2,763,937)	6,957,168	227,535
Net increase (decrease) in net assets resulting from operations	4,535,051	(5,687,070)	6,677,903	(11,355,965)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class I	—	(147,212)	—	(66,326)
Advisor Class	—	(22,259)	—	(49,722)
Class B	—	(345)	—	—
Class C	—	(904)	—	—
Net realized gain from investment transactions
Class I	—	(4,959)	—	(428)
Advisor Class	—	(1,192)	—	(1,016)
Class B	—	(96)	—	(83)
Class C	—	(888)	—	(295)
Total distributions to shareholders	—	(177,855)	—	(117,870)
CAPITAL SHARE TRANSACTIONS:*
Shares sold	398,298	1,474,372	1,477,771	1,975,092
Reinvested distributions	—	48,517	—	66,988
Proceeds from shares issued due to fund merger (see Note 8)	—	—	—	—
Shares repurchased	(1,676,465)	(2,907,958)	(3,717,655)	(19,060,166)
Redemption fess received	377	515	1,558	4,342
Net increase (decrease) from capital share transactions	(1,277,790)	(1,384,554)	(2,238,326)	(17,013,744)
Net increase (decrease) in net assets	3,257,261	(7,249,479)	4,439,577	(28,487,579)
NET ASSETS:
Beginning of period	10,231,735	17,481,214	18,112,848	46,600,427
End of period	$13,488,996	$10,231,735	$22,552,425	$18,112,848
Undistributed (accumulated) net investment income (loss) at end of period	$21,767	$—	$47,138	$61,612
*Fund share transactions:
Shares issued	51,577	186,270	172,225	212,262
Reinvested distributions	—	6,675	—	9,167
Shares issued due to fund merger (See Note 8)	—	—	—	—
Shares redeemed	(207,210)	(365,637)	(455,957)	(2,074,417)
Net increase (decrease) in fund shares	(155,633)	(172,692)	(283,732)	(1,852,988)

See Accompanying Notes to Financial Statements.

	LARGE CAP GROWTH FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2009	YEAR ENDED MARCH 31, 2009
OPERATIONS:
Net investment income (loss)	$(69,936)	$(26,884)
Net realized loss from investment transactions	(116,678)	(17,092,431)
Net unrealized appreciation (depreciation) on investments	6,790,057	(1,997,953)
Net increase (decrease) in net assets resulting from operations	6,603,443	(19,117,268)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class I	—	(129)
Advisor Class	—	—
Class B	—	—
Class C	—	—
Net realized gain from investment transactions
Class I	—	—
Advisor Class	—	—
Class B	—	—
Class C	—	—
Total distributions to shareholders	—	(129)
CAPITAL SHARE TRANSACTIONS:*
Shares sold	526,880	1,229,943
Reinvested distributions	—	35
Proceeds from shares issued due to fund merger (see Note 8)	—	23,504,850
Shares repurchased	(3,160,231)	(5,866,524)
Redemption fess received	791	117
Net increase (decrease) from capital share transactions	(2,632,560)	18,868,421
Net increase (decrease) in net assets	3,970,883	(248,976)
NET ASSETS:
Beginning of period	27,427,455	27,676,431
End of period	$31,398,338	$27,427,455
Undistributed (accumulated) net investment income (loss) at end of period	$(69,936)	$—
*Fund share transactions:
Shares issued	56,749	103,705
Reinvested distributions	—	4
Shares issued due to fund merger (See Note 8)	—	1,691,128
Shares redeemed	(330,797)	(402,168)
Net increase (decrease) in fund shares	(274,048)	1,392,669

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BALANCED FUND		TOTAL RETURN BOND FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2009	YEAR ENDED MARCH 31, 2009	SIX MONTHS ENDED SEPTEMBER 30, 2009	YEAR ENDED MARCH 31, 2009
OPERATIONS:
Net investment income (loss)	$1,171,156	$2,205,519	$596,872	$1,074,470
Net realized gain (loss) from investment transactions	(600,245)	(9,435,280)	128,733	129,360
Net unrealized appreciation (depreciation) on investments	14,291,423	(13,446,704)	1,764,961	(1,443,066)
Net increase (decrease) in net assets resulting from operations	14,862,334	(20,676,465)	2,490,566	(239,236)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class I	(573,129)	(952,198)	(512,149)	(887,322)
Advisor Class	(349,932)	(495,150)	(49,623)	(71,827)
Class B	(5,820)	(23,655)	(13,697)	(40,382)
Class C	(205,772)	(256,602)	(21,392)	(38,129)
Net realized gain from investment transactions
Class I	—	(590,686)	—	—
Advisor Class	—	(321,582)	—	—
Class B	—	(22,969)	—	—
Class C	—	(225,817)	—	—
Return of capital
Class I	—	(131,516)	—	—
Advisor Class	—	(68,828)	—	—
Class B	—	(2,792)	—	—
Class C	—	(40,062)	—	—
Total distributions to shareholders	(1,134,653)	(3,131,857)	(596,861)	(1,037,660)
CAPITAL SHARE TRANSACTIONS:*
Shares sold	10,943,948	24,693,920	2,157,877	3,239,842
Reinvested distributions	760,455	1,619,228	153,362	230,256
Shares repurchased	(8,078,922)	(17,467,180)	(2,260,861)	(2,604,847)
Redemption fess received	7,724	63,237	70	3,065
Net increase (decrease) from capital share transactions	3,633,205	8,909,205	50,448	868,316
Net increase (decrease) in net assets	17,360,886	(14,899,117)	1,944,153	(408,580)
NET ASSETS:
Beginning of period	66,130,186	81,029,303	26,707,187	27,115,767
End of period	$83,491,072	$66,130,186	$28,651,340	$26,707,187
Undistributed (accumulated) net investment income (loss) at end of period	$272,656	$236,153	$61,777	$61,766
*Fund share transactions:
Shares issued	1,117,621	2,390,747	239,849	385,557
Reinvested distributions	75,634	152,722	17,808	27,503
Shares redeemed	(816,699)	(1,709,699)	(254,079)	(303,486)
Net increase (decrease) in fund shares	376,556	833,770	3,578	109,574

See Accompanying Notes to Financial Statements.

	SCIENCE & TECHNOLOGY FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2009	YEAR ENDED MARCH 31, 2009
OPERATIONS:
Net investment income (loss)	$(49,737)	$(98,949)
Net realized gain (loss) from investment transactions	(277,254)	(572,731)
Net unrealized appreciation (depreciation) on investments	3,062,988	(2,318,317)
Net increase (decrease) in net assets resulting from operations	2,735,997	(2,989,997)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class I	—	—
Advisor Class	—	—
Class B	—	—
Class C	—	—
Net realized gain from investment transactions
Class I	—	—
Advisor Class	—	—
Class B	—	—
Class C	—	—
Return of capital
Class I	—	—
Advisor Class	—	—
Class B	—	—
Class C	—	—
Total distributions to shareholders	—	—
CAPITAL SHARE TRANSACTIONS:*
Shares sold	880,616	1,088,161
Reinvested distributions	—	—
Shares repurchased	(1,310,773)	(1,440,140)
Redemption fess received	169	476
Net increase (decrease) from capital share transactions	(429,988)	(351,503)
Net increase (decrease) in net assets	2,306,009	(3,341,500)
NET ASSETS:
Beginning of period	7,961,956	11,303,456
End of period	$10,267,965	$7,961,956
Undistributed (accumulated) net investment income (loss) at end of period	$(49,737)	$—
*Fund share transactions:
Shares issued	87,920	110,438
Reinvested distributions	—	—
Shares redeemed	(125,522)	(135,502)
Net increase (decrease) in fund shares	(37,602)	(25,064)

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MID CAP VALUE FUND

	CLASS I						ADVISOR CLASS
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,					SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005
Net asset value, beginning of period	$6.21	$9.66	$16.24	$16.07	$12.96	$12.80	$6.09	$9.45	$16.04	$15.92	$12.87	$12.74
Income from investment operations:
Net investment income (loss)	0.02	0.06	— †	(0.09)	(0.07)	(0.09)	0.01	0.04	(0.08)	(0.12)	(0.10)	(0.06)
Net gain (loss) on securities (both realized and unrealized)	2.80	(3.39)	(0.70)	0.40	3.21	0.39	2.75	(3.31)	(0.63)	0.38	3.18	0.33
Redemption fees	— †	— †	—	—	—	—	— †	— †	—	—	—	—
Total from investment operations	2.82	(3.33)	(0.70)	0.31	3.14	0.30	2.76	(3.27)	(0.71)	0.26	3.08	0.27
Less distributions:
Dividends from net investment income	—	(0.12)	—	—	—	—	—	(0.09)	—	—	—	—
Distributions from capital gains	—	— †	(5.88)	(0.14)	(0.03)	(0.14)	—	— †	(5.88)	(0.14)	(0.03)	(0.14)
Total distributions	—	(0.12)	(5.88)	(0.14)	(0.03)	(0.14)	—	(0.09)	(5.88)	(0.14)	(0.03)	(0.14)
Net asset value, end of period	$9.03	$6.21	$9.66	$16.24	$16.07	$12.96	$8.85	$6.09	$9.45	$16.04	$15.92	$12.87
Total return	45.41%	(34.66%)	(9.16%)	1.96%	24.26%	2.31%	45.32%	(34.72%)	(9.40%)	1.66%	23.96%	2.08%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$10	$8	$12	$14	$4	$3	$2	$1	$3	$13	$13	$4
Ratio of expenses to average net assets	1.32%	1.28%	1.28%	1.28%	1.28%	1.28%	1.57%	1.53%	1.53%	1.53%	1.53%	1.53%
Ratio of net investment income (loss) to average net assets	0.49%	0.71%	(0.01%)	(0.56%)	(0.46%)	(0.66%)	0.26%	0.42%	(0.52%)	(0.80%)	(0.69%)	(0.88%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers	2.42%	2.42%	1.91%	1.60%	2.78%	6.66%	2.67%	2.65%	1.98%	1.86%	2.88%	8.69%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers	(0.61%)	(0.43%)	(0.62%)	(0.88%)	(1.96%)	(6.04%)	(0.84%)	(0.70%)	(0.97%)	(1.13%)	(2.04%)	(8.04%)
Portfolio turnover rate	53%	41%	138%	22%	19%	18%	53%	41%	138%	22%	19%	18%

†  Amount represents less than $0.005 per share.
(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS C
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005
Net asset value, beginning of period	$5.70	$8.83	$15.45	$15.45	$12.58	$12.55
Income from investment operations:
Net investment income (loss)	(0.02)	(0.03)	(0.15)	(0.23)	(0.20)	(0.08)
Net gain (loss) on securities (both realized and unrealized)	2.58	(3.09)	(0.59)	0.37	3.10	0.25
Redemption fees	— †	— †	—	—	—	—
Total from investment operations	2.56	(3.12)	(0.74)	0.14	2.90	0.17
Less distributions:
Dividends from net investment income	—	(0.01)	—	—	—	—
Distributions from capital gains	—	— †	(5.88)	(0.14)	(0.03)	(0.14)
Total distributions	—	(0.01)	(5.88)	(0.14)	(0.03)	(0.14)
Net asset value, end of period	$8.26	$5.70	$8.83	$15.45	$15.45	$12.58
Total return	44.91%	(35.37%)	(10.04%)	0.93%	23.08%	1.31%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$1	$1	$2	$5	$6	$4
Ratio of expenses to average net assets	2.32%	2.28%	2.28%	2.28%	2.28%	2.28%
Ratio of net investment income (loss) to average net assets	(0.50%)	(0.36%)	(1.12%)	(1.55%)	(1.45%)	(1.62%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers	3.42%	3.39%	2.83%	2.62%	3.76%	11.14%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers	(1.60%)	(1.47%)	(1.67%)	(1.89%)	(2.93%)	(10.48%)
Portfolio turnover rate	53%	41%	138%	22%	19%	18%

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SMALL CAP FUND

	CLASS I						ADVISOR CLASS
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,					SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005
Net asset value, beginning of period	$6.98	$10.65	$19.19	$18.70	$15.68	$15.18	$6.83	$10.39	$18.92	$18.49	$15.54	$15.08
Income from investment operations:
Net investment income (loss)	0.01	(0.02)	(0.09)	(0.09)	(0.10)	(0.09)	— †	(0.04)	(0.14)	(0.14)	(0.14)	(0.07)
Net gain (loss) on securities (both realized and unrealized)	2.71	(3.58)	(2.17)	0.95	3.22	0.60	2.65	(3.49)	(2.11)	0.94	3.19	0.54
Redemption fees	— †	— †	—	—	—	—	— †	— †	—	—	—	—
Total from investment operations	2.72	(3.60)	(2.26)	0.86	3.12	0.51	2.65	(3.53)	(2.25)	0.80	3.05	0.47
Less distributions:
Dividends from net investment income	—	(0.07)	—	—	—	—	—	(0.03)	—	—	—	—
Distributions from capital gains	—	— †	(6.28)	(0.37)	(0.10)	(0.01)	—	— †	(6.28)	(0.37)	(0.10)	(0.01)
Total distributions	—	(0.07)	(6.28)	(0.37)	(0.10)	(0.01)	—	(0.03)	(6.28)	(0.37)	(0.10)	(0.01)
Net asset value, end of period	$9.70	$6.98	$10.65	$19.19	$18.70	$15.68	$9.48	$6.83	$10.39	$18.92	$18.49	$15.54
Total return	38.97%	(33.80%)	(19.70%)	4.74%	19.96%	3.36%	38.80%	(33.94%)	(19.98%)	4.47%	19.69%	3.11%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$9	$6	$10	$16	$9	$7	$11	$8	$28	$216	$181	$121
Ratio of expenses to average net assets	1.32%	1.28%	1.28%	1.28%	1.28%	1.28%	1.57%	1.53%	1.53%	1.53%	1.53%	1.53%
Ratio of net investment income (loss) to average net assets	0.14%	(0.23%)	(0.54%)	(0.52%)	(0.62%)	(0.55%)	(0.10%)	(0.47%)	(0.83%)	(0.78%)	(0.87%)	(0.87%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers	2.35%	2.42%	1.62%	1.28%	1.32%	1.61%	2.61%	2.60%	1.70%	1.53%	1.57%	1.96%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers	(0.89%)	(1.37%)	(0.88%)	(0.52%)	(0.66%)	(0.88%)	(1.14%)	(1.54%)	(1.00%)	(0.78%)	(0.91%)	(1.30%)
Portfolio turnover rate	41%	84%	148%	18%	24%	26%	41%	84%	148%	18%	24%	26%

†  Amount represents less than $0.005 per share.

(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS C
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005
Net asset value, beginning of period	$6.36	$9.70	$18.16	$17.89	$15.15	$14.82
Income from investment operations:
Net investment income (loss)	(0.03)	(0.10)	(0.24)	(0.26)	(0.26)	(0.15)
Net gain (loss) on securities (both realized and unrealized)	2.46	(3.24)	(1.94)	0.90	3.10	0.49
Redemption fees	— †	— †	—	—	—	—
Total from investment operations	2.43	(3.34)	(2.18)	0.64	2.84	0.34
Less distributions:
Dividends from net investment income	—	—	—	—	—	—
Distributions from capital gains	—	— †	(6.28)	(0.37)	(0.10)	(0.01)
Total distributions	—	—	(6.28)	(0.37)	(0.10)	(0.01)
Net asset value, end of period	$8.79	$6.36	$9.70	$18.16	$17.89	$15.15
Total return	38.21%	(34.43%)	(20.51%)	3.72%	18.80%	2.29%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$3	$3	$7	$22	$22	$17
Ratio of expenses to average net assets	2.32%	2.28%	2.28%	2.28%	2.28%	2.28%
Ratio of net investment income (loss) to average net assets	(0.85%)	(1.23%)	1.54%	(1.53%)	(1.62%)	(1.62%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers	3.36%	3.36%	2.55%	2.28%	2.32%	2.67%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers	(1.89%)	(2.31%)	(1.81%)	(1.53%)	(1.66%)	(2.01%)
Portfolio turnover rate	41%	84%	148%	18%	24%	26%

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND

	CLASS I						ADVISOR CLASS
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,					SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005
Net asset value, beginning of period	$8.23	$14.27	$17.52	$15.74	$13.90	$14.17	$8.07	$14.02	$17.32	$15.59	$13.80	$14.08
Income from investment operations:
Net investment income (loss)	(0.02)	— †	(0.06)	—	0.01	0.05	(0.03)	(0.04)	(0.09)	(0.04)	(0.03)	0.03
Net gain (loss) on securities (both realized and unrealized)	2.05	(6.04)	1.32	1.78	1.84	(0.27)	2.01	(5.91)	1.30	1.77	1.82	(0.28)
Redemption fees	— †	— †	—	—	—	—	— †	— †	—	—	—	—
Total from investment operations	2.03	(6.04)	1.26	1.78	1.85	(0.22)	1.98	(5.95)	1.21	1.73	1.79	(0.25)
Less distributions:
Dividends from net investment income	—	— †	—	—	(0.01)	(0.05)	—	—	—	—	—	(0.03)
Dividends from capital gains	—	—	(4.51)	—	—	—	—	—	(4.51)	—	—	—
Total distributions	—	—	(4.51)	—	(0.01)	(0.05)	—	—	(4.51)	—	—	(0.03)
Net asset value, end of period	$10.26	$8.23	$14.27	$17.52	$15.74	$13.90	$10.05	$8.07	$14.02	$17.32	$15.59	$13.80
Total return	24.67%	(42.33%)	3.78%	11.31%	13.28%	(1.55%)	24.54%	(42.44%)	3.50%	11.10%	12.97%	(1.81%)
Ratios/Supplemental Data
Net assets, end of period (in millions)	$30	$26	$24	$24	$43	$40	$1	$1	$3	$1	$2	$1
Ratio of expenses to average net assets	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Ratio of net investment income (loss) to average net assets	(0.43%)	(0.03%)	(0.36%)	0.01%	0.04%	0.37%	(0.67%)	(0.36%)	(0.57%)	(0.23%)	(0.21%)	0.22%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers	1.80%	1.95%	1.78%	1.58%	1.67%	2.12%	2.05%	2.18%	2.06%	1.85%	1.90%	2.48%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers	(0.95%)	(0.70%)	(0.86%)	(0.29%)	(0.35%)	(0.47%)	(1.19%)	(1.01%)	(1.10%)	(0.54%)	(0.58%)	(0.73%)
Portfolio turnover rate	85%	283%	254%	13%	16%	37%	85%	283%	254%	13%	16%	37%

†  Amount represents less than $0.005 per share.
(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS C
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005
Net asset value, beginning of period	$7.54	$13.21	$16.65	$15.11	$13.47	$13.82
Income from investment operations:
Net investment income (loss)	(0.06)	(0.12)	(0.22)	(0.15)	(0.14)	(0.01)
Net gain (loss) on securities (both realized and unrealized)	1.88	(5.55)	1.29	1.69	1.78	(0.34)
Redemption fees	— †	— †	—	—	—	—
Total from investment operations	1.82	(5.67)	1.07	1.54	1.64	(0.35)
Less distributions:
Dividends from net investment income	—	—	—	—	—	—
Dividends from capital gains	—	—	(4.51)	—	—	—
Total distributions	—	—	(4.51)	—	—	—
Net asset value, end of period	$9.36	$7.54	$13.21	$16.65	$15.11	$13.47
Total return	24.14%	(42.92%)	2.72%	10.19%	12.18%	(2.53%)
Ratios/Supplemental Data
Net assets, end of period (in millions)	$0.63	$0.52	$1	$1	$1	$2
Ratio of expenses to average net assets	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%
Ratio of net investment income (loss) to average net assets	(1.43%)	(1.08%)	(1.34%)	(0.97%)	(0.97%)	(0.50%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers	2.80%	2.93%	2.78%	2.61%	2.72%	3.23%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers	(1.95%)	(1.73%)	(1.84%)	(1.29%)	(1.41%)	(1.45%)
Portfolio turnover rate	85%	283%	254%	13%	16%	37%

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BALANCED FUND

	CLASS I						ADVISOR CLASS
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,					SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005
Net asset value, beginning of period	$8.52	$11.75	$13.98	$13.04	$12.19	$11.37	$8.92	$12.27	$14.48	$13.48	$12.58	$11.69
Income from investment operations:
Net investment income	0.16	0.33	0.42	0.38	0.39	0.41	0.16	0.32	0.39	0.36	0.37	0.35
Net gain (loss) on securities (both realized and unrealized)	1.71	(3.10)	0.33	1.10	0.86	0.82	1.78	(3.23)	0.34	1.13	0.89	0.89
Redemption fees	— †	0.01	—	—	—	—	— †	0.01	—	—	—	—
Total from investment operations	1.87	(2.76)	0.75	1.48	1.25	1.23	1.94	(2.90)	0.73	1.49	1.26	1.24
Less distributions:
Dividends from net investment income	(0.16)	(0.26)	(0.41)	(0.38)	(0.40)	(0.41)	(0.15)	(0.25)	(0.37)	(0.33)	(0.36)	(0.35)
Distributions from capital gains	—	(0.17)	(2.57)	(0.16)	—	—	—	(0.17)	(2.57)	(0.16)	—	—
Return of capital	—	(0.04)	—	—	—	—	—	(0.03)	—	—	—	—
Total distributions	(0.16)	(0.47)	(2.98)	(0.54)	(0.40)	(0.41)	(0.15)	(0.45)	(2.94)	(0.49)	(0.36)	(0.35)
Net asset value, end of period	$10.23	$8.52	$11.75	$13.98	$13.04	$12.19	$10.71	$8.92	$12.27	$14.48	$13.48	$12.58
Total return	22.02%	(24.13%)	4.75%	11.47%	10.42%	10.97%	21.79%	(24.28%)	4.45%	11.19%	10.18%	10.72%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$37	$31	$41	$47	$52	$47	$27	$19	$22	$24	$13	$7
Ratio of expenses to average net assets	0.99%	1.07%	1.08%	1.08%	1.08%	1.08%	1.24%	1.32%	1.33%	1.33%	1.33%	1.33%
Ratio of net investment income to average net assets	3.39%	3.24%	3.00%	2.76%	3.06%	3.49%	3.14%	3.03%	2.75%	2.52%	2.82%	3.15%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers	1.50%	1.58%	1.41%	1.25%	1.45%	1.87%	1.75%	1.84%	1.66%	1.51%	1.69%	2.25%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers	2.88%	2.73%	2.67%	2.59%	2.69%	2.70%	2.63%	2.50%	2.42%	2.34%	2.46%	2.23%
Portfolio turnover rate	8%	32%	110%	28%	18%	27%	8%	32%	110%	28%	18%	27%

†  Amount represents less than $0.005 per share.
(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS C
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005
Net asset value, beginning of period	$8.76	$12.06	$14.29	$13.32	$12.44	$11.57
Income from investment operations:
Net investment income	0.12	0.23	0.28	0.25	0.26	0.27
Net gain (loss) on securities (both realized and unrealized)	1.75	(3.17)	0.33	1.12	0.89	0.87
Redemption fees	— †	0.01	—	—	—	—
Total from investment operations	1.87	(2.93)	0.61	1.37	1.15	1.14
Less distributions:
Dividends from net investment income	(0.11)	(0.18)	(0.27)	(0.24)	(0.27)	(0.27)
Distributions from capital gains	—	(0.17)	(2.57)	(0.16)	—	—
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.11)	(0.37)	(2.84)	(0.40)	(0.27)	(0.27)
Net asset value, end of period	$10.52	$8.76	$12.06	$14.29	$13.32	$12.44
Total return	21.41%	(24.83%)	3.60%	10.37%	9.36%	9.89%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$20	$15	$16	$15	$10	$7
Ratio of expenses to average net assets	1.99%	2.07%	2.08%	2.08%	2.08%	2.08%
Ratio of net investment income to average net assets	2.39%	2.23%	2.01%	1.77%	2.07%	2.36%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers	2.50%	2.59%	2.42%	2.26%	2.45%	3.06%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers	1.88%	1.71%	1.67%	1.59%	1.70%	1.38%
Portfolio turnover rate	8%	32%	110%	28%	18%	27%

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

TOTAL RETURN BOND FUND

	CLASS I						ADVISOR CLASS
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,					SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005
Net asset value, beginning of period	$8.11	$8.52	$9.10	$9.15	$9.13	$9.23	$8.75	$9.16	$9.71	$9.77	$9.76	$9.86
Income from investment operations:
Net investment income	0.19	0.35	0.39	0.49	0.45	0.29	0.19	0.35	0.42	0.50	0.43	0.28
Net gain (loss) on securities (both realized unrealized)	0.58	(0.42)	0.03	0.05	0.12	(0.06)	0.63	(0.44)	—	0.05	0.16	(0.06)
Redemption fees	— †	— †	—	—	—	—	— †	— †	—	—	—	—
Total from investment operations	0.77	(0.07)	0.42	0.54	0.57	0.23	0.82	(0.09)	0.42	0.55	0.59	0.22
Less distributions:
Dividends from net investment income	(0.19)	(0.34)	(0.42)	(0.49)	(0.45)	(0.29)	(0.18)	(0.32)	(0.39)	(0.51)	(0.48)	(0.28)
Distributions from capital gains	—	—	(0.58)	(0.10)	(0.10)	(0.04)	—	—	(0.58)	(0.10)	(0.10)	(0.04)
Total distributions	(0.19)	(0.34)	(1.00)	(0.59)	(0.55)	(0.33)	(0.18)	(0.32)	(0.97)	(0.61)	(0.58)	(0.32)
Net asset value, end of period	$8.69	$8.11	$8.52	$9.10	$9.15	$9.13	$9.39	$8.75	$9.16	$9.71	$9.77	$9.76
Total return	9.57%	(0.74%)	4.78%	6.11%	6.47%	2.54%	9.42%	(0.93%)	4.48%	5.87%	6.22%	2.27%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$24	$22	$22	$13	$13	$12	$4	$2	$2	$4	$8	$22
Ratio of expenses to average net assets	1.07%	1.08%	1.08%	1.08%	1.08%	1.08%	1.32%	1.33%	1.33%	1.33%	1.33%	1.33%
Ratio of net investment income to average net assets	4.43%	4.27%	4.46%	5.44%	4.95%	3.18%	4.22%	4.02%	4.40%	5.18%	4.41%	2.90%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers	1.76%	1.89%	1.94%	1.72%	1.79%	2.09%	2.02%	2.14%	2.19%	1.97%	2.09%	2.32%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers	3.74%	3.46%	3.60%	4.80%	4.24%	2.17%	3.52%	3.21%	3.53%	4.54%	3.65%	1.91%
Portfolio turnover rate	12%	39%	102%	10%	28%	47%	12%	39%	102%	10%	28%	47%

†  Amount represents less than $0.005 per share.
(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS C
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005
Net asset value, beginning of period	$8.48	$8.89	$9.44	$9.50	$9.49	$9.60
Income from investment operations:
Net investment income	0.15	0.28	0.33	0.41	0.35	0.21
Net gain (loss) on securities (both realized unrealized)	0.60	(0.43)	0.01	0.05	0.15	(0.07)
Redemption fees	— †	— †	—	—	—	—
Total from investment operations	0.75	(0.15)	0.34	0.46	0.50	0.14
Less distributions:
Dividends from net investment income	(0.14)	(0.26)	(0.31)	(0.42)	(0.39)	(0.21)
Distributions from capital gains	—	—	(0.58)	(0.10)	(0.10)	(0.04)
Total distributions	(0.14)	(0.26)	(0.89)	(0.52)	(0.49)	(0.25)
Net asset value, end of period	$9.09	$8.48	$8.89	$9.44	$9.50	$9.49
Total return	9.10%	(1.70%)	3.75%	5.06%	5.46%	1.44%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$1	$1	$2	$2	$4	$9
Ratio of expenses to average net assets	2.07%	2.08%	2.08%	2.08%	2.08%	2.08%
Ratio of net investment income to average net assets	3.43%	3.26%	3.63%	4.42%	3.76%	2.18%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers	2.77%	2.89%	2.95%	2.72%	2.84%	3.10%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers	2.73%	2.45%	2.76%	3.78%	3.00%	1.16%
Portfolio turnover rate	12%	39%	102%	10%	28%	47%

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SCIENCE & TECHNOLOGY FUND

	CLASS I						ADVISOR CLASS
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,					SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005
Net asset value, beginning of period	$8.65	$11.96	$14.01	$14.34	$11.73	$12.49	$8.48	$11.75	$13.82	$14.18	$11.64	$12.42
Income from investment operations:
Net investment loss	(0.05)	(0.09)	(0.12)	(0.09)	(0.09)	(0.09)	(0.06)	(0.11)	(0.15)	(0.12)	(0.12)	(0.07)
Net gain (loss) on securities (both realized and unrealized)	3.03	(3.22)	(0.78)	0.53	3.23	(0.65)	2.97	(3.16)	(0.77)	0.53	3.19	(0.69)
Redemption fees	— †	— †	—	—	—	—	— †	— †	—	—	—	—
Total from investment operations	2.98	(3.31)	(0.90)	0.44	3.14	(0.74)	2.91	(3.27)	(0.92)	0.41	3.07	(0.76)
Less distributions:
Distributions from capital gains	—	—	(1.15)	(0.77)	(0.53)	(0.02)	—	—	(1.15)	(0.77)	(0.53)	(0.02)
Total distributions	—	—	(1.15)	(0.77)	(0.53)	(0.02)	—	—	(1.15)	(0.77)	(0.53)	(0.02)
Net asset value, end of period	$11.63	$8.65	$11.96	$14.01	$14.34	$11.73	$11.39	$8.48	$11.75	$13.82	$14.18	$11.64
Total return	34.45%	(27.68%)	(7.36%)	3.56%	27.52%	(5.93%)	34.32%	(27.83%)	(7.61%)	3.38%	27.13%	(6.13%)
Ratios/Supplemental Data
Net assets, end of period (in millions)	$7	$6	$8	$9	$5	$4	$2	$2	$2	$2	$2	$0.95
Ratio of expenses to average net assets	1.58%	1.50%	1.42%	1.28%	1.28%	1.28%	1.83%	1.75%	1.67%	1.53%	1.53%	1.53%
Ratio of net investment loss to average net assets	(0.88%)	(0.83%)	(0.84%)	(0.63%)	(0.66%)	(0.65%)	(1.14%)	(1.08%)	(1.08%)	(0.88%)	(0.91%)	(0.86%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers	2.82%	2.96%	2.34%	2.35%	4.91%	8.38%	3.04%	3.23%	2.57%	2.59%	5.01%	11.70%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers	(2.12%)	(2.29%)	(1.76%)	(1.70%)	(4.29%)	(7.75%)	(2.35%)	(2.56%)	(1.98%)	(1.94%)	(4.39%)	(11.03%)
Portfolio turnover rate	16%	49%	57%	39%	44%	48%	16%	49%	57%	39%	44%	48%

†  Amount represents less than $0.005 per share.
(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS C
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2009 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2009 (a)	2008 (a)	2007 (a)	2006 (a)	2005
Net asset value, beginning of period	$7.96	$11.11	$13.22	$13.71	$11.34	$12.19
Income from investment operations:
Net investment loss	(0.09)	(0.18)	(0.25)	(0.21)	(0.21)	(0.16)
Net gain (loss) on securities (both realized and unrealized)	2.77	(2.97)	(0.71)	0.49	3.11	(0.67)
Redemption fees	— †	— †	—	—	—	—
Total from investment operations	2.68	(3.15)	(0.96)	0.28	2.90	(0.83)
Less distributions:
Distributions from capital gains	—	—	(1.15)	(0.77)	(0.53)	(0.02)
Total distributions	—	—	(1.15)	(0.77)	(0.53)	(0.02)
Net asset value, end of period	$10.64	$7.96	$11.11	$13.22	$13.71	$11.34
Total return	33.67%	(28.35%)	(8.27%)	2.53%	26.33%	6.82%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$1	$1	$2	$2	$1	$0.54
Ratio of expenses to average net assets	2.58%	2.50%	2.42%	2.28%	2.28%	2.28%
Ratio of net investment loss to average net assets	(1.87%)	(1.84%)	(1.84%)	(1.63%)	(1.66%)	(1.65%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers	3.83%	3.94%	3.34%	3.34%	5.69%	10.91%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers	(3.12%)	(3.28%)	(2.76%)	(2.69%)	(5.07%)	(10.28%)
Portfolio turnover rate	16%	49%	57%	39%	44%	48%

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The AFBA 5Star Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end investment management company with the following series: AFBA 5Star Mid Cap Value Fund ("Mid Cap Value Fund"), AFBA 5Star Small Cap Fund ("Small Cap Fund"), AFBA 5Star Large Cap Growth Fund ("Large Cap Growth Fund"), AFBA 5Star Balanced Fund ("Balanced Fund"), AFBA 5Star Total Return Bond Fund ("Total Return Bond Fund") and AFBA 5Star Science & Technology Fund ("Science & Technology Fund"). Each series may offer shares of beneficial interest and in effect, represents a separate fund and is referred to herein as a "Fund" or collectively as the "Funds." Each Fund offers three classes of shares: Advisor Class, Class C and Class I. Shares of all classes of a Fund represent equal pro-rata interests in the Fund, except that each class will bear different expenses which will reflect the difference in the range of services provided to them. A maximum contingent deferred sales charge ("CDSC") for Class C Shares for all of the Funds is 1.00%. Advisor Class and Class I Shares have no associated CDSC fees. All of the AFBA 5Star Funds are diversified.

On January 3, 2007, Class B Shares of the Funds were no longer offered to investors who opened new accounts. Effective July 31, 2009, the Funds' Class B Shares were closed to additional purchases by current shareholders. All Class B Shares outstanding at the close of business on July 31, 2009 were automatically converted into Advisor Class Shares of the same Fund (the "Class B Transaction"), with an aggregate net asset value equal to the aggregate net asset value of the Class B Shares so converted. Any applicable CDSC attributable to the Class B Shares was waived for shares exchanged in connection with the Class B Transaction.

It was anticipated that the Class B Transaction would not have a material adverse effect on the holders of either the Advisor Class Shares or Class B Shares. Accordingly, the conversion of Class B Shares into Advisor Class Shares of the same Fund was tax-free to the holders of the Class B Shares for federal income tax purposes. Holders of the Class B Shares should consult their tax advisors regarding the state and local tax consequences of the Class B Transaction. The Class B Transaction will allow the holders of Class B Shares to benefit from the lower expense structure associated with the Advisor Class Shares.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. ("GAAP").

A. Investment Valuation – Equity securities owned by a Fund are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, or the price is not considered representative of market value, any security or other asset is valued at its fair value determined in good faith by the Trust's Valuation Committee under procedures adopted by the Trust's Board of Trustees.

The Financial Accounting Standards Board ("FASB") ASC 820 "Fair Value Measurements and Disclosures" clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under this standard are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A summary of the fair value hierarchy for each Fund is included at the end of each Fund's Schedule of Investments.

B. Federal and State Taxes – It is the Funds' policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute timely all of their net investment taxable income and net capital gains to shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax provision is required.

C. Options – In order to produce incremental earnings and protect gains, the Funds may write covered call options on Fund securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of and during the six months ended September 30, 2009.

D. Expenses – The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund or class are charged to that Fund or class. Legal, Audit and Trustee expenses are allocated equally among the Funds, all other expenses are allocated among the Trust's respective series based on relative net assets.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative share value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

E. Investment Transactions and Investment Income – Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of market discount and amortization of premium on debt securities, is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for, in accordance with, the Funds' understanding of the applicable country's tax rules and rates. Distributions from partnerships are recorded on the ex-date and reflected as dividend income on the statement of operations.

F. Dividends and Distribution to Shareholders – Dividends from the Balanced Fund's net investment income, if any, are declared and paid quarterly. Dividends from the Total Return Bond Fund's net investment income, if any, are declared and paid monthly. Dividends from the Mid Cap Value, Small Cap, Large Cap Growth and Science & Technology Funds' net investment income, if any, are declared and paid semi-annually. Net realized gains on Fund securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date. Distributions of net investment income are determined on a class level and realized gains are determined on a Fund level.

G. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

H. Indemnification Arrangements – In the normal course of business, the Trust enters into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Trust in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

I. New Accounting Standards – Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund's financial statements.

3. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, that may be divided into separate series and classes.

With limited exceptions, a 2% fee is assessed on redemptions of Fund shares held less than 60 days to deter short-term trading and protect the interest of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of Fund shares. The fees are paid to the Fund, and have the primary effect of increasing paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Transactions in the capital shares of the Funds were as follows:

	Mid Cap Value Fund
	Six Months Ended September 30, 2009		Year Ended March 31, 2009
Class I:	Shares	Amount	Shares	Amount
Shares issued	15,864	$120,478	63,625	$503,985
Shares reinvested	—	—	3,640	26,539
Shares redeemed	(129,420)	(1,073,617)	(63,718)	(544,277)
Net increase (decrease)	(113,556)	$(953,139)	3,547	$(13,753)
Advisor Class:	Shares	Amount	Shares	Amount
Shares issued	33,666	$262,628	97,515	$807,395
Shares reinvested	—	—	2,762	19,891
Shares redeemed	(46,820)	(376,902)	(195,579)	(1,473,798)
Net increase (decrease)	(13,154)	$(114,274)	(95,302)	$(646,512)
Class B:	Shares	Amount	Shares	Amount
Shares issued	—	—	766	$5,901
Shares reinvested	—	—	50	358
Shares redeemed*	(19,230)	$(140,834)	(5,306)	(38,490)
Net increase (decrease)	(19,230)	$(140,834)	(4,490)	$(32,231)
Class C:	Shares	Amount	Shares	Amount
Shares issued	2,047	$15,192	24,364	$157,094
Shares reinvested	—	—	223	1,729
Shares redeemed	(11,740)	(85,112)	(99,698)	(838,637)
Net increase (decrease)	(9,693)	$(69,920)	(75,111)	$(679,814)
Class R:	Shares	Amount	Shares	Amount
Shares issued	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed*	—	—	(1,336)	$(12,763)
Net increase (decrease)	—	—	(1,336)	$(12,763)
	Small Cap Fund
	Six Months Ended September 30, 2009		Year Ended March 31, 2009
Class I:	Shares	Amount	Shares	Amount
Shares issued	26,578	$229,840	56,490	$543,816
Shares reinvested	—	—	2,568	18,964
Shares redeemed	(9,210)	(79,884)	(123,659)	(1,230,241)
Net increase (decrease)	17,368	$149,956	(64,601)	$(667,461)
Advisor Class:	Shares	Amount	Shares	Amount
Shares issued	141,160	$1,211,622	141,174	$1,298,544
Shares reinvested	—	—	6,561	47,660
Shares redeemed	(260,240)	(2,153,246)	(1,560,439)	(14,447,137)
Net increase (decrease)	(119,080)	$(941,624)	(1,412,704)	$(13,100,933)

NOTES TO FINANCIAL STATEMENTS (continued)

	Small Cap Fund (continued)
	Six Months Ended September 30, 2009		Year Ended March 31, 2009
Class B:	Shares	Amount	Shares	Amount
Shares issued	214	$1,600	830	$7,317
Shares reinvested	—	—	8	81
Shares redeemed*	(135,756)	(1,083,935)	(54,924)	(477,320)
Net increase (decrease)	(135,542)	$(1,082,335)	(54,086)	$(469,922)
Class C:	Shares	Amount	Shares	Amount
Shares issued	4,273	$34,709	13,768	$125,415
Shares reinvested	—	—	30	283
Shares redeemed	(50,751)	(400,590)	(332,754)	(2,877,700)
Net increase (decrease)	(46,478)	$(365,881)	(318,956)	$(2,752,002)
Class R:	Shares	Amount	Shares	Amount
Shares issued	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed*	—	—	(2,641)	$(27,761)
Net increase (decrease)	—	—	(2,641)	$(27,761)
	Large Cap Growth Fund
	Six Months Ended September 30, 2009		Year Ended March 31, 2009
Class I:	Shares	Amount	Shares	Amount
Shares issued	31,759	$298,056	81,462	$954,333
Shares reinvested	—	—	4	35
Shares merged	—	—	1,600,755	22,298,933
Shares redeemed	(262,669)	(2,535,310)	(225,940)	(3,679,944)
Net increase (decrease)	(230,910)	$(2,237,254)	1,456,281	$19,573,357
Advisor Class:	Shares	Amount	Shares	Amount
Shares issued	23,911	$219,885	13,253	$177,096
Shares reinvested	—	—	—	—
Shares merged	—	—	53,519	732,144
Shares redeemed	(43,963)	(414,707)	(127,327)	(1,641,513)
Net increase (decrease)	(20,052)	$(194,822)	(60,555)	$(732,273)
Class B:	Shares	Amount	Shares	Amount
Shares issued	—	—	1,298	$10,995
Shares reinvested	—	—	—	—
Shares merged	—	—	4,507	57,970
Shares redeemed*	(22,048)	$(192,726)	(3,982)	(49,369)
Net increase (decrease)	(22,048)	$(192,726)	1,823	$19,596
	Large Cap Growth Fund (continued)
	Six Months Ended September 30, 2009		Year Ended March 31, 2009
Class C:	Shares	Amount	Shares	Amount
Shares issued	1,079	$8,939	7,692	$87,519
Shares reinvested	—	—	—	—
Shares merged	—	—	32,347	415,803
Shares redeemed	(2,117)	(17,488)	(44,020)	(483,123)
Net increase (decrease)	(1,038)	$(8,549)	(3,981)	$20,199
Class R:	Shares	Amount	Shares	Amount
Shares reinvested	—	—	—	—
Shares redeemed*	—	—	(899)	$(12,575)
Net increase (decrease)	—	—	(899)	$(12,575)
	Balanced Fund
	Six Months Ended September 30, 2009		Year Ended March 31, 2009
Class I:	Shares	Amount	Shares	Amount
Shares issued	101,810	$955,761	244,787	$2,454,845
Shares reinvested	28,201	276,225	35,138	360,281
Shares redeemed	(210,716)	(2,074,776)	(133,724)	(1,318,506)
Net increase (decrease)	(80,705)	$(842,790)	146,201	$1,496,620
Advisor Class:	Shares	Amount	Shares	Amount
Shares issued	653,428	$6,482,506	1,389,385	$14,711,352
Shares reinvested	29,258	300,875	67,996	730,158
Shares redeemed	(297,343)	(2,953,634)	(1,110,982)	(11,284,933)
Net increase (decrease)	385,343	$3,829,747	346,399	$4,156,577
Class B:	Shares	Amount	Shares	Amount
Shares issued	163	$1,514	2,035	$21,416
Shares reinvested	548	5,250	4,219	45,443
Shares redeemed*	(123,582)	(1,240,548)	(22,104)	(210,400)
Net increase (decrease)	(122,871)	$(1,233,784)	(15,850)	$(143,541)
Class C:	Shares	Amount	Shares	Amount
Shares issued	362,220	$3,504,167	754,540	$7,506,307
Shares reinvested	17,627	178,105	45,369	483,346
Shares redeemed	(185,058)	(1,809,964)	(441,678)	(4,639,153)
Net increase (decrease)	194,789	$1,872,308	358,231	$3,350,500
Class R:	Shares	Amount	Shares	Amount
Shares issued	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed*	—	—	(1,211)	$(14,188)
Net increase (decrease)	—	—	(1,211)	$(14,188)

	Total Return Bond Fund
	Six Months Ended September 30, 2009		Year Ended March 31, 2009
Class I:	Shares	Amount	Shares	Amount
Shares issued	40,348	$340,504	207,467	$1,692,206
Shares reinvested	11,140	93,534	15,633	127,249
Shares redeemed	(40,173)	(341,201)	(81,311)	(660,764)
Net increase (decrease)	11,315	$92,837	141,789	$1,158,691
Advisor Class:	Shares	Amount	Shares	Amount
Shares issued	180,442	$1,646,361	138,776	$1,216,189
Shares reinvested	3,930	35,758	6,037	52,988
Shares redeemed	(43,415)	(389,896)	(131,498)	(1,163,488)
Net increase (decrease)	140,957	$1,292,223	13,315	$105,689
Class B:	Shares	Amount	Shares	Amount
Shares issued	—	—	5,753	$48,861
Shares reinvested	891	$7,850	2,681	23,198
Shares redeemed*	(152,747)	(1,374,894)	(40,026)	(351,037)
Net increase (decrease)	(151,856)	$(1,367,044)	(31,592)	$(278,978)
Class C:	Shares	Amount	Shares	Amount
Shares issued	19,059	$171,012	33,561	$282,586
Shares reinvested	1,847	16,220	3,152	26,821
Shares redeemed	(17,744)	(154,870)	(49,219)	(417,644)
Net increase (decrease)	3,162	$32,362	(12,506)	$(108,237)
Class R:	Shares	Amount	Shares	Amount
Shares reinvested	—	—	—	—
Shares redeemed*	—	—	(1,432)	$(11,914)
Net increase (decrease)	—	—	(1,432)	$(11,914)
	Science & Technology Fund
	Six Months Ended September 30, 2009		Year Ended March 31, 2009
Class I:	Shares	Amount	Shares	Amount
Shares issued	16,038	$160,427	19,058	$205,393
Shares reinvested	—	—	—	—
Shares redeemed	(67,195)	(731,559)	(42,639)	(495,277)
Net increase (decrease)	(51,157)	$(571,132)	(23,581)	$(289,884)
Advisor Class:	Shares	Amount	Shares	Amount
Shares issued	69,407	$696,855	80,394	$770,662
Shares reinvested	—	—	—	—
Shares redeemed	(34,564)	(357,505)	(53,818)	(551,516)
Net increase (decrease)	34,843	$339,350	26,576	$219,146
	Science & Technology Fund (continued)
	Six Months Ended September 30, 2009		Year Ended March 31, 2009
Class B:	Shares	Amount	Shares	Amount
Shares issued	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed*	(5,350)	$(54,047)	(4,399)	$(39,035)
Net increase (decrease)	(5,350)	$(54,047)	(4,399)	$(39,035)
Class C:	Shares	Amount	Shares	Amount
Shares issued	2,475	$23,334	10,986	$112,103
Shares reinvested	—	—	—	—
Shares redeemed	(18,413)	(167,662)	(33,506)	(340,728)
Net increase (decrease)	(15,938)	$(144,328)	(22,520)	$(228,625)
Class R:	Shares	Amount	Shares	Amount
Shares issued	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed*	—	—	(1,140)	$(13,581)
Net increase (decrease)	—	—	(1,140)	$(13,581)

* As of April 1, 2008, Class R Shares and dollars, as presented above, were converted to the Advisor Class at the following rates:

Fund	Shares	Dollars
Mid Cap Value	1,313	12,759
Small Cap	2,597	27,769
Large Cap Growth	876	12,575
Balanced	1,140	14,188
Total Return Bond	1,306	11,914
Science & Technology	1,124	13,584

As of July 31, 2009, Class B Shares and dollars, as presented above, were converted to the Advisor Class at the following rates:

Fund	Shares	Dollars
Mid Cap Value	17,901	140,705
Small Cap	109,186	952,100
Large Cap Growth	17,699	167,078
Balanced	116,509	1,194,212
Total Return Bond	141,233	1,292,283
Science & Technology	5,008	54,032

4. Agreements and other Transactions with Affiliates:

Management fees are paid to AFBA 5Star Investment Management Company ("AFBA" or "Advisor") at the rate of 0.80% per annum of the average daily net asset values of the Funds and are reflected on the Statement of Operations. AFBA pays each sub-advisor 0.33% of the assets they manage, with the exception of Financial Counselors, Inc. which receives 0.27% of the assets it manages. For the period April 1, 2009

NOTES TO FINANCIAL STATEMENTS (continued)

through September 30, 2009, each sub-advisor received the following fees paid:

Dreman Value Management, LLC Mid Cap Value Fund	$20,496
Financial Counselors, Inc. Balanced Fund	$44,658
Total Return Bond Fund	37,219
Marvin & Palmer Associates, Inc. Large Cap Growth Fund	$50,098
Scout Investment Advisors Science & Technology Fund	$8,283
Small Cap Fund	9,279
The London Company Balanced Fund	$71,270
Small Cap Fund	16,795
TrendStar Advisors, LLC Science & Technology Fund	$7,415
Small Cap Fund	8,351

With respect to the Small Cap Fund, Bjurman, Barry & Associates ("Bjurman") served as a sub-adviser and ceased operations at the close of business on April 24, 2009.

AFBA 5Star Investment Management Company, adviser to the Trust, determined that the transfer of all assets managed by Bjurman to the management of The London Company, a current sub-adviser to the Small Cap Fund, was in the best interests of the Small Cap Fund. Accordingly, the assets were transferred to The London Company effective April 2, 2009.

With respect to the Small Cap Fund and the Science & Technology Fund, TrendStar Advisors, LLC ("TrendStar") served as the sub-adviser to all or a portion of the Small Cap Fund and the Science & Technology Fund. TrendStar entered into an agreement to sell its mutual fund advisory business (the "Transaction") to Scout Investment Advisors, Inc. ("Scout") effective June 30, 2009. Scout is a subsidiary of UMB Financial Corporation. In connection with the Transaction, the TrendStar portfolio managers currently responsible for managing some or all of the Funds' assets joined Scout.

As a result of the Transaction, the current sub-advisory agreement between the AFBA Investment Management Company, the Funds' investment manager (the "Adviser"), and TrendStar relating to the Funds terminated on June 30, 2009. The Adviser, therefore, recommended, and the Trust's Board of Trustees approved, the appointment of Scout as sub-adviser to the Funds pursuant to an interim sub-advisory agreement between the Adviser and Scout (the "Interim Agreement"). The Interim Agreement was effective July 1, 2009. The Board of Trustees also approved a proposed sub-advisory agreement between the Adviser and Scout for each Fund (the "Sub-advisory Agreement"). The Sub-advisory Agreement will be submitted to the Funds' shareholders for approval. Effective July 1, 2009, Messrs. Laming and McBride, as portfolio managers for Scout, began managing the Funds' assets pursuant to the Interim Agreement.

For the period April 1, 2009 through July 31, 2009, AFBA had entered into a contractual agreement to limit fees and/or pay expenses in amounts necessary to limit the total annual fund operating expenses of the Mid Cap Value, Small Cap, Large Cap Growth, Balanced, Total Return Bond and Science & Technology Funds (excluding Rule 12b-1 and shareholder service fees and extraordinary expenses) to 1.28%, 1.28%, 1.28%, 1.08%, 1.08% and 1.50%, respectively. Effective August, 1, 2009, AFBA entered into a new contractual agreement to limit fees and/or pay expenses in amounts necessary to limit the total annual fund operating expenses of the Mid Cap Value, Small Cap, Large Cap Growth, Balanced, Total Return Bond and Science & Technology Funds (excluding Rule 12b-1 and shareholder service fees and extraordinary expenses) to 1.39%, 1.39%, 1.28%, 1.08%, 1.05% and 1.75%, respectively. This agreement continues through July 31, 2010 and may terminate thereafter. AFBA has also voluntarily agreed to limit fees and/or pay expenses in amounts necessary to limit the total annual fund operating expenses of the Balanced Fund to 0.99% (from 1.08%) effective as of February 2, 2009. AFBA may terminate this voluntary arrangement at any time.

When a Fund's assets grow to a point where fee waivers and/or expense reimbursements are no longer necessary to meet the expense limitation target, AFBA may seek to recoup amounts it contractually waived or expenses that it paid. AFBA will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. AFBA shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid. Each Fund has agreed to reimburse the Advisor on a monthly basis such waived fees and expenses. The table below indicates the total amount of fees waived and/or expenses borne by AFBA during the last three years ended September 30, 2009 and is therefore currently eligible for recoupment by AFBA assuming that the total fund operating expenses are low enough so that when added to total recoupment amounts they do not exceed the expense limitation target:

Mid Cap Value Fund	$427,646
Small Cap Fund	701,694
Large Cap Growth Fund	475,700
Balanced Fund	947,018
Total Return Bond Fund	540,328
Science & Technology Fund	279,033

The table below indicates the amount of advisory fees waived for the six months ended September 30, 2009:

Mid Cap Value Fund	$49,688
Small Cap Fund	83,456
Large Cap Growth Fund	78,610
Balanced Fund	194,269
Total Return Bond Fund	95,905
Science & Technology Fund	38,055

In addition, for the six months ended September 30, 2009, AFBA has reimbursed Mid Cap Value Fund, Small Cap Fund, and the Science & Technology Fund for expenses in the amounts of $18,830, $24,578 and $20,654, respectively.

The table below indicates the recoupment amounts expired for the six months ended September 30, 2009:

Mid Cap Value Fund	$116,378
Large Cap Growth Fund	68,239
Balanced Fund	147,818
Total Return Bond Fund	144,617
Science & Technology Fund	94,916

PNC Global Investment Servicing (U.S.) Inc. ("PNC"), an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws. From time to time, PNC may waive all or a portion of its fees. For the six months ended September 30, 2009, no fees were waived.

PNC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Trust. From time to time, PNC may waive all or a portion of its fees. For the six months ended September 30, 2009, no fees were waived.

PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, serves as the custody agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a custodian agreement.

At September 30, 2009, Armed Forces Benefit Association, the parent company of AFBA, held the following percentage of ownership in the Funds.

Fund	Percentage of Ownership
Mid Cap Value	79.95%
Small Cap	64.50%
Large Cap Growth	72.89%
Balanced	49.54%
Total Return Bond	81.35%
Science & Technology	77.68%

Certain officers and directors of AFBA and its parent are also officers and trustees of the Trust.

The Funds have adopted a Shareholder Service Plan and Distribution Plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of each Fund's average daily net assets for Advisor Class Shares and up to 1.00% of each Fund's average daily net assets for Class B and C Shares.

The table below indicates these expenses by specific classes for the six months ended September 30, 2009:

	12b-1 Fees
Fund	Class B	Class C
Mid Cap Value	$322	$4,742
Small Cap	2,367	11,102
Large Cap Growth	435	2,175
Balanced	2,856	66,913
Total Return Bond	3,239	4,846
Science & Technology	121	4,014

	Shareholder Service Fees
Fund	Advisor Class	Class B	Class C
Mid Cap Value	$1,932	$107	$1,581
Small Cap	12,064	789	3,701
Large Cap Growth	1,449	145	725
Balanced	28,694	952	22,304
Total Return Bond	3,139	1,079	1,615
Science & Technology	2,376	40	1,338

5. Investment Transactions:

Investment transactions for the six months ended September 30, 2009 (excluding maturities of short-term commercial notes, repurchase agreements, and U.S. government securities) were as follows:

Mid Cap Value Fund
Purchases	$6,231,399
Proceeds from sales	7,251,358
Small Cap Fund
Purchases	$8,443,079
Proceeds from sales	10,678,710
Large Cap Growth Fund
Purchases	$25,216,207
Proceeds from sales	27,879,450
Balanced Fund
Purchases	$9,879,605
Proceeds from sales	4,095,759
Total Return Bond Fund
Purchases	$2,957,308
Proceeds from sales	102,143
Science & Technology Fund
Purchases	$1,472,396
Proceeds from sales	1,807,661

Investment transactions for the six months ended September 30, 2009 of U.S. government securities were as follows:

Balanced Fund
Purchases	$1,079,039
Proceeds from sales	1,808,379
Total Return Bond Fund
Purchases	$653,116
Proceeds from sales	3,060,431

6. Federal Income Tax Information:

No provision for federal income taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of September 30, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended September 30, 2009, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005.

NOTES TO FINANCIAL STATEMENTS (continued)

Distributions during the year ended March 31, 2009 were characterized as follows for tax purposes:

	Ordinary Income	Long-Term Capital Gains	Return of Capital
Mid Cap Value	$177,792	$63	$—
Small Cap	116,048	1,822	—
Large Cap Growth	122	7	—
Balanced	2,392,955	495,704	243,198
Total Return Bond	1,037,660	—	—

The tax character of net assets at March 31, 2009 was as follows:

Fund	Unrealized Appreciation	Unrealized Depreciation	Undistributed Ordinary Income
Mid Cap Value	$107,444	$(6,544,799)	$—
Small Cap	810,503	(8,037,362)	—
Large Cap Growth	1,197,086	(2,114,866)	—
Balanced	2,085,319	(14,751,193)	—
Total Return Bond	1,085,297	(1,949,020)	63,549
Science & Technology	385,657	(2,651,090)	—
Fund	Undistributed/ Accumulated Capital Gain/(Loss)*	Paid-in Capital	Net Assets
Mid Cap Value	$(3,798,408)	$20,467,498	$10,231,735
Small Cap	(17,876,045)	43,215,752	18,112,848
Large Cap Growth	(20,521,004)	48,866,239	27,427,455
Balanced	(9,094,595)	87,890,655	66,130,186
Total Return Bond	(4,101)	27,511,462	26,707,187
Science & Technology	(668,932)	10,896,321	7,961,956

* Excludes the effect of post-October capital loss deferral listed below.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2009, the following Funds deferred capital losses:

Fund	Post October Capital Loss
Mid Cap Value	$2,249,792
Small Cap	5,361,588
Large Cap Growth	9,871,157
Balanced	3,994,682
Science & Technology	443,765

Further, the Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds' capital loss carryovers and their expiration dates as of March 31, 2009 were as follows:

Fund	2016	2017	Total
Mid Cap Value	$—	$1,548,616	$1,548,616
Small Cap	—	12,514,457	12,514,457
Large Cap Growth	1,831,780	8,818,067	10,649,847
Balanced	—	5,099,913	5,099,913
Total Return Bond	—	4,101	4,101
Science & Technology	—	225,167	225,167

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2009, the Funds recorded the following permanent reclassifications, with offsetting adjustments made to paid-in-capital. These are attributable to net operating losses, amortization differences on securities between financial and tax reporting, treatment of acquired capital loss carryforwards from mergers and adjustments due to investments in partnerships. Results of operations and net assets were not affected by these reclassifications:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Gain/(Loss) on Investments	Paid-in Capital
Mid Cap Value	$90,625	$—	$(90,625)
Small Cap	345,723	(12,759)	(332,964)
Large Cap Growth	27,013	(1,900,544)	1,873,531
Balanced	(324,886)	339,159	(14,273)
Total Return Bond	2,647	(2,647)	—
Science & Technology	98,949	(3)	(98,946)

At September 30, 2009, the costs of securities for federal income tax purposes were as follows:

Fund	Tax Cost
Mid Cap Value	$13,100,533
Small Cap	22,974,919
Large Cap Growth	25,669,083
Balanced	81,469,647
Total Return Bond	27,379,687
Science & Technology	9,535,194

The difference between book basis and tax basis is attributable to the tax deferral of losses on wash sales and the tax accounting for investments in partnerships.

7. Concentration of Ownership:

At any time, the Funds may have concentrations of shareholders holding a significant percentage of shares outstanding in their respective share classes. Investment activities of these shareholders could have a material impact on the class.

At September 30, 2009, each share class had the following number of shareholders who held in the aggregate the following percent of shares:

Share Class	Number of Shareholders	% of Outstanding Shares
Mid Cap Value Fund Class I	1	80
Small Cap Fund Class I	2	78
Small Cap Fund Advisor Class	1	43
Large Cap Growth Fund Class I	1	73
Balanced Fund Class I	2	75
Balanced Fund Advisor Class	1	21
Total Return Bond Fund Class I	1	81
Science & Technology Fund Class I	1	78
Science & Technology Fund Advisor Class	1	20

8. Fund Merger/Reorganization:

Effective June 13, 2008, the Board of Trustees approved the name change of the AFBA 5Star USA Global Fund to the Large Cap Growth Fund. Effective August 4, 2008, all of the assets and liabilities of the AFBA 5Star Large Cap Fund ("Large Cap Fund") were transferred into the Large Cap Growth Fund. Under the Plan of Reorganization, approved on July 29, 2008 by shareholders of the Large Cap Fund, 1,691,128 shares of the Large Cap Growth Fund were issued for net assets of $23,504,850 (including unrealized appreciation of $1,307,298 and capital loss carryforward of $1,831,780) of the Large Cap Fund in a tax-free exchange. The net assets of the Large Cap Fund of $23,504,850 were combined with the Large Cap Growth Fund's net assets of $25,612,551 (including unrealized appreciation of $1,664,390) aggregating net assets of $49,117,401, immediately after the combination.

The conversion rates of the Fund merger, by class, are as follows:

	Dollars Merged into Large Cap Growth	Shares of Large Cap Fund	Exchange Ratio	Shares of Large Cap Growth Fund
Class I	$22,302,078	1,736,800	0.92	1,600,997
Advisor Class	728,830	57,661	0.92	53,277
Class B	57,966	4,883	0.92	4,507
Class C	415,976	35,015	0.92	32,347
	$23,504,850	1,834,359		1,691,128

9. Subsequent Event:

The interim sub-advisory agreement between AFBA and Scout Investment Advisors, Inc. ("Scout"), on behalf of the Small Cap Fund, will expire on November 27, 2009.

AFBA has determined that the transfer of all assets managed by Scout to the management of The London Company, a current sub-adviser to the Small Cap Fund, would be in the best interests of the Small Cap Fund. Accordingly, the assets will be transferred to the management of The London Company effective November 27, 2009.

10. Recent Accounting Pronouncement:

Effective January 1, 2009, the Fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the Fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. The guidance also provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price. (The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities, which if applicable should be disclosed)

AFBA 5STAR FUNDS

ADDITIONAL INFORMATION FOR
  SHAREHOLDERS (unaudited)

Proxy Voting Policy and Voting Record

A description of the Funds' proxy voting policies and procedures is available without charge by request by calling 1-800-243-9865 or on the SEC's website at www.sec.gov.

In addition, each Fund's complete proxy voting record for the twelve month period ended June 30, is available without charge by request by calling 1-800-243-9865 or on the SEC's website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth calendar quarter) and on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds' Form N-Q and Form N-CSR are available, without charge, upon request by calling toll free 1-800-243-9865.

Qualified Dividend Income

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as "qualified dividend income," as defined in the Act, and are subject to reduced tax rates in 2008.

Fund	Qualified Dividend Percentage
Mid Cap Value	93%
Balanced	81%
Total Return Bond	1%

Dividends Received Deduction

The following percentage of ordinary dividends paid during the fiscal year ended March 31, 2009 which qualify for the corporate dividends received deduction is as follows:

Fund	Dividends Received Deduction
Mid Cap Value	93%
Balanced	76%
Total Return Bond	1%

Long-Term Capital Gain Distributions

For the Funds, distributions to shareholders from long-term capital gains, subject to the 15% capital gains rate, during the fiscal year ended March 31, 2009 are as follows:

Long-Term Capital Gain Distributions
Mid Cap Value	$63
Small Cap	1,822
Large Cap Growth	7
Balanced	495,704
Science & Technology	—

BOARD APPROVAL OF ADVISORY
AND SUB-ADVISORY AGREEMENTS

Approval of Advisory Agreement

At a meeting (the "Meeting") held on May 28, 2009, the Board of Trustees ("Board"), including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), approved the continuation of the Management Agreement between AFBA 5Star Investment Management Company ("IMCO") and AFBA 5Star Funds, on behalf of each separate series of its shares (each a "Fund" and collectively, the "Funds") (the "Investment Advisory Agreement"), for each Fund for an additional one year period.

The Board considered the information furnished and discussed throughout the year at regularly scheduled Board meetings and reviewed and considered the information provided specifically in relation to the annual consideration of the approval of the Investment Advisory Agreement. Information furnished at Board meetings throughout the year included, but was not limited to, IMCO's analysis and presentations given of each Fund's investment performance and the strategies being used to achieve stated objectives. Furthermore, in considering the continuation of the Investment Advisory Agreement, the Board considered the nature and quality of the services provided by IMCO, the proposed fee structures, the level of fee waivers, each Fund's past and anticipated expense ratios, possible economies of scale resulting from increases in the size of the Funds and other possible benefits IMCO derived from their relationships with the Funds. The Board carefully analyzed the information, focusing particularly on the level of expenses of each Fund with information for comparable funds, and the performance of each Fund to funds with comparable investment objectives. The Board also considered other information that it had received from IMCO at other meetings throughout the year.

In examining the nature, extent and quality of the services to be provided by IMCO, the Board considered the investment supervisory and monitoring services provided by IMCO, as well as IMCO's strategic business management and administrative support as fund adviser/sponsor. The Board acknowledged the value of IMCO's historical performance of services for the Funds, including managing the closure of certain share classes, the merger of certain Funds, the recent transfer of the AFBA 5Star Small Cap Fund ("Small Cap Fund") assets due to a sub-adviser's termination of operations and analysis regarding strategic alternatives. The Board noted IMCO's commitment to servicing the Funds as its only client, IMCO's efforts during the past year to reduce Fund expenses and the nature of the non-investment advisory services provided to the Funds, such as the supervision of the Funds' other third-party service providers, by IMCO.

Based on the totality of the information considered, the Board concluded that the Funds were likely to benefit from the nature, extent and quality of IMCO's services, as applicable, and that IMCO has the ability to continue to provide these services based on its experience, operations and resources.

With respect to the Funds' investment performance, the Board reviewed each Fund's performance compared to both its peer group and relative benchmark indices over one-year, three-year, five-year and since inception periods, as applicable. The Board also considered the fees payable under the Investment Advisory Agreement and the overall expenses on a Fund-by-Fund basis, after taking into account proposed expense limitation arrangements. The foregoing review assisted the Board in determining to renew the Investment Advisory Agreement.

With respect to the costs of the services to be provided and profits to be realized by IMCO from its relationship with the Funds, the Board considered the fact that IMCO had agreed to continue to waive its advisory fees to the extent necessary to limit the annualized expenses of each Fund, as well as the financial resources committed by IMCO's parent organization to enable IMCO to fulfill that obligation. The Board noted that, versus the Expense Limitation Agreement ("Expense Agreement") currently in place, IMCO had agreed to maintain the current expense ratio caps for the AFBA 5Star Balanced Fund and the AFBA 5Star Large Cap Growth Fund and decrease the expense ratio cap for the AFBA 5Star Total Return Bond Fund for the period August 1, 2009 through July 31, 2010. The Board further noted a proposed increase in the expense ratio caps for the AFBA 5Star Mid Cap Value Fund, AFBA 5Star Science & Technology Fund and Small Cap Fund and the rationale for each increase. The Board also considered that IMCO may be able to recoup some of the waived fees in the future. The Board noted that IMCO continued to operate at a loss due to its substantial subsidization of Fund expenses and that economies of scale had not yet been realized due to the relatively small size of the Funds. The Board also took into consideration IMCO's willingness to consider adding breakpoints to its advisory fee in the future if the Funds' assets increase to the extent that economies of scale are realized. The Board did not consider the relationship between IMCO's advisory fees compared to other accounts that IMCO advises because IMCO has no other advisory accounts.

The Board considered whether there are any "fall out" or ancillary benefits that may accrue to IMCO as a result of their relationship with the Funds. Based on the information provided prior to, and at, the Meeting, the Board noted that there did not appear to be any significant benefits in this regard.

The Independent Trustees met in executive session with their independent counsel to discuss their fiduciary duties and the relevant factors that they should considering during their evaluation. In voting to approve the Investment Advisory Agreement, the Board considered all relevant factors. The Board did not identify any single factor as being of paramount importance and each Trustee gave varying weights to each factor according to his own judgment. The Trustees determined that they had received adequate information and were able to conclude that the approval of the Investment Advisory Agreement would be in the best interests of each Fund and its shareholders.

Approval of Interim Sub-Advisory & Definitive Sub-Advisory Agreements

At a meeting held on May 28, 2009, the Board of Trustees ("Board"), including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), approved an interim sub-advisory agreement between AFBA 5Star Investment Management Company ("IMCO") and Scout Investment Advisors, Inc. ("Scout") ("Interim Agreement") under which Scout will serve as a sub-adviser of the AFBA 5Star Small Cap Fund ("Small Cap Fund") and the AFBA 5Star Science & Technology Fund ("Science & Technology Fund") (each a "Fund" and collectively, the "Funds"), replacing TrendStar Advisors, LLC ("TrendStar"). The Interim Agreement is necessary because TrendStar, a current sub-adviser to the Funds, will be acquired by Scout, a subsidiary of UMB Financial Corporation, effective June 30, 2009 (the "Transaction"). As a result of the Transaction, the current sub-advisory agreement between IMCO and TrendStar relating to the Funds will be terminated. TrendStar's current portfolio management team will join Scout and will continue managing the Funds should the Board and the Funds' shareholders approve Scout as the new sub-adviser to the Funds. IMCO believed that it was

BOARD APPROVAL OF ADVISORY
AND SUB-ADVISORY AGREEMENTS
  (continued)

in the best interests of the Funds for the TrendStar portfolio managers to continue to manage the Funds' portfolios at Scout. The Board, including the Independent Trustees, also approved a definitive sub-advisory agreement between IMCO and Scout on behalf of each of the Small Cap and Science & Technology Funds ("Sub-Advisory Agreement") and the submission of such agreement to the shareholders of each Fund.

In determining to approve the Interim Agreement and the Sub-Advisory Agreement with Scout for its services to the Funds, the Board received and reviewed a variety of information from IMCO and Scout, including information relating to the nature, extent and quality of services to be provided to the Funds by Scout and the level of the sub-advisory fees that would be paid to Scout for its services to the Funds.

The Board considered the quality of the portfolio management services to be provided to the Funds, the Funds' experience with TrendStar's portfolio management team that would be joining Scout, the quality of Scout's reputation and the operations and financial strength of Scout. The Board took into consideration and was satisfied with the qualifications and expertise of the portfolio management team that would be responsible for the management of the Science & Technology Fund and a portion of the Small Cap Fund's assets and noted that the same TrendStar portfolio management team would be responsible for the management of the Funds including Thomas Laming, who was the original portfolio manager for the Funds at their inception. The Board discussed the trend-based investment approach that would be used to manage each Fund's assets and noted that this approach had produced positive results for the Funds in the past. The Board discussed the benefits of having the same investment team and philosophy continue to manage the Funds. Based on the totality of the information considered, the Board concluded that Scout had the sufficient resources and experience to provide sub-advisory services to the Funds and that it was satisfied with the nature, extent and quality of the services to be provided by Scout.

The Board then considered the fees payable under the Interim and Sub-Advisory Agreements by IMCO with respect to Scout's services to the Funds. The Board considered that under the Interim Agreement, Scout's fee would not exceed 0.33% of the average daily net assets of each respective Fund. The Board then considered that the compensation payable to Scout under the Sub-Advisory Agreement is the same as the compensation previously provided to TrendStar under the sub-advisory agreement between IMCO and TrendStar. With respect to the possibility of realizing economies of scale with respect to the Funds, the Board noted that the fee schedule to be paid by IMCO to Scout for its services was less than the lowest fee schedule that Scout offered to other equity accounts that it manages requiring like services and management and that the fee is already discounted to less than the lowest breakpoint available.

The Board considered the "fall out" or ancillary benefits that may accrue to Scout as a result of its relationship with the Funds, such as the research services available to Scout through soft dollar brokerage commissions. The Board noted that there did not appear to be any other significant benefits in this regard. With respect to profitability, the Board took into account IMCO's on-going monitoring of the appropriateness and competitiveness of the sub-advisory fees and fee structure, as well as the fact that the sub-advisory fee rate charged by Scout is the same as that paid to TrendStar.

After evaluation of the past performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by Scout, the Board concluded that the level of fees to be paid to Scout is reasonable.

The Independent Trustees met in executive session with their independent counsel to discuss their fiduciary duties and the relevant factors that they should considering during their evaluation. In voting to approve the Interim and Sub-Advisory Agreements, the Board considered all relevant factors. The Board did not identify any single factor as being of paramount importance and each Trustee gave varying weights to each factor according to his own judgment. The Trustees determined that they had received adequate information and were able to conclude that the approval of the Interim and Sub-Advisory Agreements would be in the best interests of each Fund and its shareholders.

Approval of Sub-Advisory Agreements

At a meeting (the "Meeting") held on August 13, 2009, the Board of Trustees ("Board"), including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), approved the continuation of the sub-advisory agreements between AFBA 5Star Investment Management Company ("IMCO") and each of The London Company, Dreman Value Management, L.L.C. and Financial Counselors, Inc. ("FCI") (the "Sub-Advisory Agreements"), on behalf of the AFBA 5Star Small Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Balanced Fund and the AFBA 5Star Total Return Bond Fund (each a "Fund" and collectively, the "Funds"), for an additional one year period.

The Board considered the information furnished and discussed throughout the year at regularly scheduled Board meetings and reviewed and considered the information provided specifically in relation to the consideration of the renewal of the Sub-Advisory Agreements. Information furnished at Board meetings throughout the year included, but was not limited to, IMCO's analysis and presentations given of each Fund's investment performance and the strategies being used to achieve stated objectives. In preparation for this Meeting, IMCO provided to the Board Zephyr StyleADVISOR Reports compiled with information from Morningstar, an independent provider of investment company data, showing each Fund's performance and risk/return relative to its appropriate benchmark since each respective current sub-adviser began managing the applicable Fund. Furthermore, in considering the continuation of the Sub-Advisory Agreements for each sub-adviser's services to the applicable Fund, the Board received and reviewed a variety of information from IMCO and each sub-adviser, including information relating to: (1) the nature, extent and quality of services to be provided to the applicable Fund by each sub-adviser; (2) fees and, to the extent applicable, performance of accounts managed by each sub-adviser with similar investment mandates to the Funds, including any fee waivers if applicable; (3) the level of the sub-advisory fees that were paid to each sub-adviser for its services to the applicable Fund; (4) each sub-adviser's compliance programs; (5) possible economies of scale resulting from increases in the size of the Funds; and (6) any "fall out" or ancillary benefits enjoyed by the sub-advisers as a result of the relationship with the Trust.

The Board first considered the nature, extent and quality of the services that were provided by each sub-adviser. The Board considered the quality of the portfolio management services that were provided to the applicable Fund, based on the information given to the Board; the depth, experience and demonstrated consistency in investment approach of each sub-adviser's portfolio management team; the continued growth in each sub-adviser's personnel responsible for managing the Funds and the quality of each sub-adviser's reputation. The Board further considered each sub-adviser's expertise with and, to the extent applicable, the performance record of its other clients with similar investment mandates, if any, as the applicable Fund. The Trustees took into consideration, and were satisfied with, the qualifications, expertise and performance of each sub-adviser's management team. Based on the totality of the information considered, the Board concluded that the Funds were likely to benefit from the nature, extent and quality of the sub-advisers' services, as applicable, and that the sub-advisers have the ability to continue to provide these services to each applicable Fund based on their respective experience, operations and resources.

With respect to the Funds' investment performance, the Board reviewed each Fund's performance compared to its relative benchmark indices over various periods and since inception periods of the current sub-advisers, as applicable. The Board considered factors, including but not limited to the sub-advisers' management style, that had affected the performance of each Fund relative to its benchmarks.

The Board then considered the fees payable under the Sub-Advisory Agreements. The Board considered that under the Sub-Advisory Agreements, each sub-adviser's fee consists of the costs for its services not to exceed 0.33% of the average daily net assets of the applicable Fund, except for FCI, who receives 0.27% of the average daily net assets of the AFBA 5Star Total Return Bond Fund and the fixed income portion of the AFBA 5Star Balanced Fund. To the extent applicable, the Board also considered the sub-advisory fees as compared to other similar accounts managed by each sub-adviser, and concluded that, to the extent applicable, the fees that each sub-adviser would receive for its services to the applicable Fund were comparable to or below the fees charged by such sub-adviser for like accounts. With respect to the possibility of realizing economies of scale with respect to managing the Funds, the Board noted that the fees to be paid by IMCO to each sub-adviser for its services were comparable to or below the lowest fee schedule that each sub-adviser offered to its other clients with similar investment objectives.

The Board then considered the "fall out" or ancillary benefits that may accrue to the sub-advisers as a result of their relationship with the Funds, such as the research services available to the sub-advisers through soft dollar brokerage commissions. The Board noted that there did not appear to be any other significant benefits in this regard. With respect to profitability, the Board took into account IMCO's on-going monitoring of the appropriateness and competitiveness of the sub-advisory fees and fee structures, as well as the fact that the sub-advisory fee rate charged by each sub-adviser was comparable to or less than fees charged for like accounts.

After evaluation of the past performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by the sub-advisers, the Board concluded that the level of fees to be paid to each sub-adviser was reasonable.

The Independent Trustees met in executive session with their independent counsel to discuss their fiduciary duties and the relevant factors that they should consider during their evaluation. The Independent Trustees approved the continuation of each of the Sub-Advisory Agreements. The Board noted that, in voting to approve the continuation of the Sub-Advisory Agreements, the Board considered all relevant factors. The Board did not identify any single factor as being of paramount importance and each Trustee gave varying weights to each factor according to his own judgment. The Trustees determined that they had received adequate information and were able to approve the continuation of the Sub-Advisory Agreements and that such approval would be in the best interests of the applicable Funds and their shareholders.

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AFBA 5STAR FUNDS

AFBA 5STAR MID CAP VALUE FUND

AFBA 5STAR SMALL CAP FUND

AFBA 5STAR LARGE CAP GROWTH FUND

AFBA 5STAR BALANCED FUND

AFBA 5STAR TOTAL RETURN BOND FUND

AFBA 5STAR SCIENCE & TECHNOLOGY FUND

AFBA 5STAR INVESTMENT MANAGEMENT COMPANY

909 N. WASHINGTON STREET
ALEXANDRIA, VA 22314
1-800-243-9865
WWW.AFBAFUNDS.COM

SHAREHOLDER INQUIRIES 1-888-578-2733

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable because the registrant is not listed.

Item 6. Investments.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the registrant is an open-end investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the registrant is an open-end investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the registrant is an open-end investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effectively designed, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)       Not applicable because the registrant is an open-end investment company.

(b)           Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	AFBA 5Star Funds

By (Signature and Title)*	/s/ Robert E. Morrison, Jr.
Robert E. Morrison, Jr., President
(principal executive officer)

Date	November 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Morrison, Jr.
Robert E. Morrison, Jr., President
(principal executive officer)

Date	November 10, 2009

By (Signature and Title)*	/s/ John F. Boyle
John F. Boyle, Chief Financial Officer
(principal financial officer)

Date	November 19, 2009